UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1. Reports to Stockholders.

April 30, 2019

Semi Annual Report

Victory Diversified Stock Fund

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the Victory Funds or your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Diversified Stock Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	6
Statements of Assets and Liabilities	21-22
Statements of Operations	25
Statements of Changes in Net Assets	27-29
Financial Highlights	34-37
Victory NewBridge Large Cap Growth Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	21-22
Statements of Operations	25
Statements of Changes in Net Assets	27-29
Financial Highlights	38-39
Victory Special Value Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	21-22
Statements of Operations	25
Statements of Changes in Net Assets	27-29
Financial Highlights	40-41
Victory Strategic Allocation Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	23-24
Statements of Operations	26
Statements of Changes in Net Assets	30-32
Financial Highlights	42-43
Victory INCORE Fund for Income
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	15
Statements of Assets and Liabilities	23-24
Statements of Operations	26
Statements of Changes in Net Assets	30-32
Financial Highlights	44-47
Victory INCORE Investment Grade Convertible Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	18
Statements of Assets and Liabilities	23-24
Statements of Operations	26
Statements of Changes in Net Assets	30-32
Financial Highlights	48-49
Notes to Financial Statements	50
Supplemental Information
Trustee and Officer Information	62
Proxy Voting and Portfolio Holdings Information	66
Expense Examples	66
Advisory Contract Approval	68
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	April 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

(As a Percentage of Total Investments)

Diversified Stock Fund Seeks to provide long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

NewBridge Large Cap Growth Fund Seeks to provide long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Special Value Fund Seeks to provide long-term growth of capital and dividend income.

Portfolio Holdings

As a Percentage of Total Investments

Strategic Allocation Fund Seeks to provide income and long-term growth of capital.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios	April 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings: (continued)

(As a Percentage of Total Investments)

INCORE Fund for Income Seeks to provide a high level of current income consistent with preservation of shareholder's capital.

Portfolio Holdings

As a Percentage of Total Investments

(a) Rounds to less than 0.05%.

INCORE Investment Grade Convertible Fund Seeks to provide a high level of current income together with long-term capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)
Communication Services (13.0%):
Alphabet, Inc., Class C (a)	9,179	$10,908
Comcast Corp., Class A	175,181	7,626
Facebook, Inc., Class A (a)	35,326	6,832
Momo, Inc., ADR	77,472	2,717
Netflix, Inc. (a)	4,033	1,494
Nexstar Broadcasting Group, Inc., Class A	21,000	2,458
The Walt Disney Co.	23,826	3,264
T-Mobile US, Inc. (a)	57,596	4,204
Verizon Communications, Inc.	36,802	2,105
		41,608
Consumer Discretionary (13.1%):
Aaron's, Inc. (b)	79,035	4,401
Amazon.com, Inc. (a)	6,257	12,054
Asbury Automotive Group, Inc. (a)	41,789	3,351
AutoZone, Inc. (a)	3,424	3,521
Burlington Stores, Inc. (a) (b)	11,853	2,002
Dollar General Corp.	12,210	1,540
eBay, Inc.	81,001	3,139
Norwegian Cruise Line Holdings Ltd. (a)	53,386	3,010
O'Reilly Automotive, Inc. (a)	8,100	3,066
The Home Depot, Inc.	29,048	5,918
		42,002
Consumer Staples (3.4%):
PepsiCo, Inc.	34,898	4,469
The Coca-Cola Co. (b)	66,748	3,275
Wal-Mart Stores, Inc.	30,245	3,110
		10,854
Energy (4.5%):
Chevron Corp.	29,515	3,544
Exxon Mobil Corp.	33,967	2,727
Occidental Petroleum Corp.	20,743	1,221
Phillips 66	41,665	3,927
Valero Energy Corp.	31,599	2,865
		14,284
Financials (15.6%):
Ally Financial, Inc.	154,029	4,576
Bank of America Corp.	245,403	7,505
Berkshire Hathaway, Inc., Class B (a)	24,685	5,349
Credit Acceptance Corp. (a) (b)	4,061	2,015
Discover Financial Services	58,102	4,735
E*TRADE Financial Corp.	44,607	2,260
Essent Group Ltd. (a)	94,674	4,492
JPMorgan Chase & Co.	29,058	3,372
LPL Financial Holdings, Inc.	58,560	4,338
NMI Holdings, Inc., Class A (a)	74,324	2,087

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SVB Financial Group (a)	16,038	$4,038
Synovus Financial Corp.	84,750	3,124
TD Ameritrade Holding Corp.	41,475	2,181
		50,072
Health Care (10.5%):
AbbVie, Inc.	33,987	2,698
Anthem, Inc.	17,026	4,478
Biogen, Inc. (a)	14,994	3,437
Bristol-Myers Squibb Co.	62,374	2,895
Celgene Corp. (a)	22,952	2,173
HCA Holdings, Inc.	29,141	3,708
Jazz Pharmaceuticals PLC (a)	12,228	1,587
Johnson & Johnson	17,242	2,435
Medtronic PLC	14,115	1,254
UnitedHealth Group, Inc.	29,922	6,974
Universal Health Services, Inc., Class B	14,642	1,858
		33,497
Industrials (10.2%):
Air Lease Corp.	50,544	1,949
Allison Transmission Holdings, Inc.	72,318	3,389
Comfort Systems USA, Inc.	70,057	3,790
Herman Miller, Inc.	114,292	4,437
Norfolk Southern Corp.	23,851	4,865
SkyWest, Inc. (b)	63,962	3,940
Southwest Airlines Co.	72,326	3,922
Union Pacific Corp.	17,944	3,177
United Rentals, Inc. (a)	15,318	2,159
Universal Forest Products, Inc. (b)	30,640	1,132
		32,760
Information Technology (23.3%):
Apple, Inc.	54,071	10,850
Booz Allen Hamilton Holdings Corp.	79,231	4,697
Broadcom, Inc.	18,663	5,943
Cabot Microelectronics Corp.	37,235	4,701
CDW Corp. of Delaware	44,777	4,728
Cisco Systems, Inc.	130,438	7,298
Euronet Worldwide, Inc. (a)	26,225	3,931
II-VI, Inc. (a) (b)	75,604	3,012
Intel Corp.	55,788	2,847
KEMET Corp. (b)	189,817	3,392
Mastercard, Inc., Class A	9,809	2,494
Microsoft Corp.	88,384	11,543
PayPal Holdings, Inc. (a)	16,607	1,873
Visa, Inc., Class A	14,440	2,374
Vishay Intertechnology, Inc.	113,858	2,256
Zebra Technologies Corp., Class A (a)	14,302	3,020
		74,959

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Lyondellbasell Industries NV, Class A	20,439	$1,803
Real Estate (1.6%):
CBRE Group, Inc., Class A (a)	60,667	3,159
Rexford Industrial Realty, Inc.	50,829	1,926
		5,085
Total Common Stocks (Cost $255,856)		306,924
Exchange-Traded Funds (3.0%)
SPDR S&P 500 ETF Trust (b)	32,898	9,673
Total Exchange-Traded Funds (Cost $9,244)		9,673
Collateral for Securities Loaned^ (2.3%)
Black Rock Liquidity Funds TempFund, Institutional Class, 2.50% (c)	895,682	896
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.34% (c)	2,030,202	2,030
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.49% (c)	179,272	179
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	716,382	716
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	1,918,829	1,919
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	1,663,030	1,663
Total Collateral for Securities Loaned (Cost $7,403)		7,403
Total Investments (Cost $272,503) — 101.1%		324,000
Liabilities in excess of other assets — (1.1)%		(3,517)
NET ASSETS — 100.00%		$320,483

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Communication Services (13.0%):
Alphabet, Inc., Class C (a)	800	$951
Facebook, Inc., Class A (a)	4,567	883
Netflix, Inc. (a)	1,741	645
		2,479
Consumer Discretionary (19.7%):
Alibaba Group Holding Ltd., ADR (a)	3,891	722
Amazon.com, Inc. (a)	683	1,316
Burlington Stores, Inc. (a)	3,023	511
Lululemon Athletica, Inc. (a) (b)	3,326	587
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,743	608
		3,744
Electronic Equipment, Instruments & Components (3.6%):
Keysight Technologies, Inc. (a)	7,980	694
Financials (5.9%):
CME Group, Inc.	2,239	400
First Republic Bank	3,772	398
The Charles Schwab Corp.	7,244	332
		1,130
Health Care (24.5%):
ABIOMED, Inc. (a)	1,647	457
Alexion Pharmaceuticals, Inc. (a)	5,538	754
Align Technology, Inc. (a)	1,714	556
Canopy Growth Corp. (a) (b)	5,102	258
Edwards Lifesciences Corp. (a)	2,218	391
Illumina, Inc. (a)	1,448	452
UnitedHealth Group, Inc.	2,822	658
Veeva Systems, Inc., Class A (a)	3,345	468
Zoetis, Inc.	6,227	634
		4,628
Industrials (5.2%):
Raytheon Co. (b)	2,509	446
Union Pacific Corp.	3,133	555
		1,001
IT Services (11.1%):
EPAM Systems, Inc. (a)	1,635	293
PayPal Holdings, Inc. (a)	6,121	690
Visa, Inc., Class A	7,032	1,156
		2,139
Semiconductors & Semiconductor Equipment (5.4%):
Nvidia Corp.	2,985	541
Qualcomm, Inc.	5,567	479
		1,020

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (9.7%):
PTC, Inc. (a)	4,726	$428
Salesforce.com, Inc. (a)	4,072	673
ServiceNow, Inc. (a)	2,739	743
		1,844
Total Common Stocks (Cost $10,699)		18,679
Collateral for Securities Loaned^ (3.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.50% (c)	85,370	85
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.34% (c)	193,505	194
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.49% (c)	17,087	17
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	68,281	68
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	182,890	183
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	158,509	159
Total Collateral for Securities Loaned (Cost $706)		706
Total Investments (Cost $11,405) — 101.8%		19,385
Liabilities in excess of other assets — (1.8)%		(346)
NET ASSETS — 100.00%		$19,039

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2019.

ADR — American Depositary Receipt

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Communication Services (12.9%):
Alphabet, Inc., Class C (a)	1,744	$2,072
Comcast Corp., Class A	33,150	1,443
Facebook, Inc., Class A (a)	6,681	1,292
Momo, Inc., ADR	14,710	516
Netflix, Inc. (a)	745	276
Nexstar Broadcasting Group, Inc., Class A	3,982	466
The Walt Disney Co.	4,533	621
T-Mobile US, Inc. (a)	10,464	764
Verizon Communications, Inc.	6,989	400
		7,850
Consumer Discretionary (13.2%):
Aaron's, Inc.	14,948	832
Amazon.com, Inc. (a)	1,226	2,362
Asbury Automotive Group, Inc. (a)	7,843	629
AutoZone, Inc. (a)	651	669
Burlington Stores, Inc. (a)	2,261	382
Dollar General Corp.	2,293	289
eBay, Inc.	15,336	594
Norwegian Cruise Line Holdings Ltd. (a)	10,140	572
O'Reilly Automotive, Inc. (a)	1,534	581
The Home Depot, Inc.	5,585	1,138
		8,048
Consumer Staples (3.4%):
PepsiCo, Inc.	6,626	849
The Coca-Cola Co.	12,624	619
Wal-Mart Stores, Inc.	5,728	589
		2,057
Energy (4.4%):
Chevron Corp.	5,596	672
Exxon Mobil Corp.	6,164	495
Occidental Petroleum Corp.	3,986	235
Phillips 66	7,822	736
Valero Energy Corp.	5,721	519
		2,657
Financials (15.4%):
Ally Financial, Inc.	28,177	837
Bank of America Corp.	46,418	1,420
Berkshire Hathaway, Inc., Class B (a)	4,676	1,013
Credit Acceptance Corp. (a) (b)	770	382
Discover Financial Services	11,001	897
E*TRADE Financial Corp.	8,447	428
Essent Group Ltd. (a)	17,254	819
JPMorgan Chase & Co.	5,528	642
LPL Financial Holdings, Inc.	10,993	814
NMI Holdings, Inc., Class A (a)	14,115	396

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SVB Financial Group (a)	2,913	$733
Synovus Financial Corp.	16,109	594
TD Ameritrade Holding Corp.	7,854	413
		9,388
Health Care (10.5%):
AbbVie, Inc.	6,477	514
Anthem, Inc.	3,220	847
Biogen, Inc. (a)	2,825	648
Bristol-Myers Squibb Co.	11,596	538
Celgene Corp. (a)	4,347	411
HCA Holdings, Inc.	5,547	706
Jazz Pharmaceuticals PLC (a) (b)	2,295	298
Johnson & Johnson	3,782	534
Medtronic PLC	2,686	239
UnitedHealth Group, Inc.	5,674	1,322
Universal Health Services, Inc., Class B	2,774	352
		6,409
Industrials (10.2%):
Air Lease Corp.	9,572	369
Allison Transmission Holdings, Inc.	13,691	642
Comfort Systems USA, Inc.	13,472	729
Herman Miller, Inc.	21,618	839
Norfolk Southern Corp.	4,363	890
SkyWest, Inc.	12,130	747
Southwest Airlines Co.	13,699	743
Union Pacific Corp.	3,411	604
United Rentals, Inc. (a)	2,911	410
Universal Forest Products, Inc.	5,800	214
		6,187
Information Technology (23.4%):
Apple, Inc.	10,306	2,068
Booz Allen Hamilton Holdings Corp.	15,046	891
Broadcom, Inc.	3,567	1,136
Cabot Microelectronics Corp. (b)	7,066	892
CDW Corp. of Delaware	8,491	896
Cisco Systems, Inc.	24,483	1,370
Euronet Worldwide, Inc. (a)	5,042	756
II-VI, Inc. (a) (b)	14,370	573
Intel Corp.	10,568	539
KEMET Corp. (b)	35,921	642
Mastercard, Inc., Class A	1,800	458
Microsoft Corp.	16,737	2,186
PayPal Holdings, Inc. (a)	3,057	345
Visa, Inc., Class A	2,650	436
Vishay Intertechnology, Inc.	21,701	430
Zebra Technologies Corp., Class A (a)	2,707	572
		14,190

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
LyondellBasell Industries NV, Class A	3,884	$343
Real Estate (1.6%):
CBRE Group, Inc., Class A (a)	11,489	598
Rexford Industrial Realty, Inc.	9,660	366
		964
Total Common Stocks (Cost $49,641)		58,093
Exchange-Traded Funds (3.0%)
SPDR S&P 500 ETF Trust	6,228	1,831
Total Exchange-Traded Funds (Cost $1,792)		1,831
Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.50% (c)	132,130	132
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.34% (c)	299,492	299
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.49% (c)	26,446	26
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	105,680	106
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	283,063	283
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	245,327	245
Total Collateral for Securities Loaned (Cost $1,092)		1,092
Total Investments (Cost $52,525) — 100.4%		61,016
Liabilities in excess of other assets — (0.4)%		(220)
NET ASSETS — 100.00%		$60,796

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Strategic Allocation Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.4%)
VictoryShares International Volatility Wtd ETF	49,660	$1,911
VictoryShares US Multi-Factor Minimum Volatility ETF	63,940	1,932
VictoryShares US Small Cap Volatility Wtd ETF	19,176	897
Total Affiliated Exchange-Traded Funds (Cost $3,948)		4,740
Affiliated Mutual Funds (82.4%)
Victory INCORE Total Return Bond Fund, Class R6	354,471	3,279
Victory Integrity Discovery Fund, Class Y	26,513	962
Victory Market Neutral Income Fund, Class I	610,928	5,895
Victory RS Global Fund, Class Y	599,855	8,027
Victory Sophus Emerging Markets Small Cap Fund, Class Y	320,349	2,162
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	180,802	2,152
Total Affiliated Mutual Funds (Cost $23,223)		22,477
Total Investments (Cost $27,171) — 99.8%		27,217
Other assets in excess of liabilities — 0.2%		41
NET ASSETS — 100.00%		$27,258

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (89.1%)
Multi-family (1.2%):
Collateralized Mortgage Obligations (0.9%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$96	$96
Series 2012-33, Class AB, 7.00%, 3/16/46	4,629	5,051
Series 2012-67, Class AF, 7.00%, 4/16/44	373	377
		5,524
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	31	32
7.50%, 8/15/21	23	24
7.92%, 7/1/23	283	283
8.00%, 1/15/31 – 11/15/33	1,192	1,192
7.75%, 9/15/33	423	423
		1,954
Single Family (87.9%):
Collateralized Mortgage Obligations (4.9%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	163	162
Series 1997-8, Class PN, 7.50%, 5/16/27	34	33
Series 1999-4, Class ZB, 6.00%, 2/20/29	293	293
Series 2001-10, Class PE, 6.50%, 3/16/31	224	224
Series 2001-21, Class PE, 6.50%, 5/16/31	169	187
Series 2002-22, Class GF, 6.50%, 3/20/32	37	37
Series 2002-33, Class ZJ, 6.50%, 5/20/32	106	119
Series 2002-45, Class QE, 6.50%, 6/20/32	71	70
Series 2002-47, Class ZA, 6.50%, 7/20/32	194	193
Series 2002-47, Class PG, 6.50%, 7/16/32	27	27
Series 2005-74, Class HB, 7.50%, 9/16/35	18	20
Series 2005-74, Class HC, 7.50%, 9/16/35	82	94
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,230	1,399
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	973	1,098
Series 2012-30, Class WB, 7.09%, 11/20/39 (a)	3,945	4,401
Series 2013-190, Class KT, 8.11%, 9/20/30 (a)	953	1,033
Series 2013-51, Class BL, 6.09%, 4/20/34 (a)	2,702	2,987
Series 2013-64, Class KY, 6.91%, 12/20/38 (a)	1,665	1,897
Series 2013-70, Class KP, 7.07%, 2/20/39 (a)	1,432	1,622
Series 2014-69, Class W, 7.24%, 11/20/34 (a)	202	228
Series 2014-74, Class PT, 7.75%, 5/16/44 (a)	365	411
Series 2015-55, Class PT, 7.87%, 6/20/39 (a)	1,006	1,107
Series 2019-22, Class PT, 7.91%, 2/20/49 (a)	12,796	14,402
		32,044

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Pass-throughs (83.0%):
Government National Mortgage Assoc.
7.75%, 11/15/20	$115	$116
10.50%, 12/15/20	1	1
6.00%, 1/15/22 – 6/15/41	40,660	45,700
6.00%, 12/15/40	1,895	2,100
7.95%, 9/15/22	23	24
7.13%, 3/15/23 – 7/15/25	1,077	1,121
5.50%, 7/15/23	31	33
6.50%, 8/20/23 – 7/15/39	159,863	180,851
7.00%, 12/15/23 – 1/15/39	118,850	135,910
7.00%, 7/15/35	339	386
8.00%, 11/20/24 – 4/15/38	49,775	57,928
8.00%, 5/15/49 (b) (c) (d)	2,361	2,736
10.00%, 4/15/25 – 2/15/26	294	303
9.50%, 7/15/25	1	1
7.50%, 8/15/26 – 2/15/38	76,196	86,876
7.50%, 9/15/29 – 5/15/49 (b) (c) (d)	8,228	9,467
6.13%, 6/20/28 – 9/20/29	509	526
6.28%, 10/20/28 – 12/20/29	944	999
6.10%, 5/20/29 – 7/20/31	856	907
7.30%, 4/20/30 – 2/20/31	446	466
9.00%, 5/15/30	3,091	3,517
6.49%, 5/20/31 – 3/20/32	1,224	1,315
8.50%, 6/15/31 – 7/15/32	7,001	7,942
		539,225
Total Government National Mortgage Association (Cost $589,520)		578,747
U.S. Treasury Obligations (12.1%)
U.S. Treasury Bills, 2.32%, 5/30/19 (e)	25,858	25,808
U.S. Treasury Bonds, 8.50%, 2/15/20 (f)	50,256	52,675
Total U.S. Treasury Obligations (Cost $78,467)		78,483
Investment Companies (0.0%) (g)
BlackRock Liquidity Funds Fedfund Portfolio, 2.32%	99,867	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $668,087) — 101.2%		657,330
Liabilities in excess of other assets — (1.2)%		(7,589)
NET ASSETS — 100.00%		$649,741

(a)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2019.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2019, illiquid securities were 1.9% of the Fund's net assets.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.9% of the Fund's net assets as of April 30, 2019. (See Note 2)

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

(d)  Security purchased on a when-issued basis.

(e)  Rate represents the effective yield at April 30, 2019.

(f)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(g)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (69.5%)
Consumer Discretionary (4.7%):
Booking Holdings, Inc., 0.90%, 9/15/21	$780	$888
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20 (a)	5,830	8,324
		9,212
Financials (13.5%):
Ares Capital Corp.
3.75%, 2/1/22	5,247	5,279
4.63%, 3/1/24	1,974	1,998
BlackRock Capital Investment Corp., 5.00%, 6/15/22	2,462	2,452
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	5,662	5,705
MGIC Investment Corp., 9.00%, 4/1/63 (b)	2,232	2,921
Prospect Capital Corp.
4.75%, 4/15/20 (a)	1,494	1,506
4.95%, 7/15/22, Callable 4/15/22 @ 100	4,183	4,137
Starwood Property Trust, Inc., 4.38%, 4/1/23, Callable 1/1/23 @ 100 (c)	1,300	1,301
TPG Specialty Lending, Inc., 4.50%, 8/1/22	915	942
		26,241
Health Care (14.8%):
ALZA Corp., 7/28/20, Callable 5/22/19 @ 96.49 (d)	2,559	4,946
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.11% (LIBOR03M-50bps), 9/15/23, Callable 6/6/19 @ 100 (c) (e)	1,858	2,199
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 5/22/19 @ 96.11 (a) (d)	1,016	5,151
Illumina, Inc., Convertible Subordinated Notes
0.00%, 6/15/19	1,905	2,331
0.50%, 6/15/21 (a)	3,180	4,337
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	2,640	9,707
		28,671
Industrials (8.2%):
Dycom Industries, Inc., 0.75%, 9/15/21	2,355	2,223
Fortive Corp., 0.88%, 2/15/22 (b)	8,065	8,524
Macquarie Infrastructure
2.88%, 7/15/19	120	120
2.00%, 10/1/23	5,181	4,544
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	573	572
		15,983
Information Technology (22.9%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (a) (b)	2,315	2,447
Euronet Worldwide, Inc.
1.50%, 10/1/44, Callable 5/28/19 @ 100	1,775	3,627
0.75%, 3/15/49, Callable 3/20/25 @ 100 (a) (b)	1,610	1,802
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	3,436	8,587
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,530	9,722
On Semiconductor Corp., 1.00%, 12/1/20	1,090	1,461

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Palo Alto Networks, Inc., 0.75%, 7/1/23 (b)	$1,365	$1,546
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	3,675	9,081
ServiceNow, Inc., 6/1/22	300	607
Western Digital Corp., 1.50%, 2/1/24 (b)	5,965	5,336
		44,216
Real Estate (5.4%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	4,520	4,539
VEREIT, Inc., 3.75%, 12/15/20	5,845	5,855
		10,394
Total Convertible Corporate Bonds (Cost $118,528)		134,717
Convertible Preferred Stocks (28.5%)
Financials (11.6%):
AMG Capital Trust II, 5.15%, 10/15/37	109,024	5,455
Bank of America Corp., Series L, 7.25%	3,805	5,024
New York Community Capital Trust V, 6.00%, 11/1/51	67,654	3,304
Wells Fargo & Co., Series L, 7.50%	6,849	8,954
		22,737
Health Care (1.0%):
Becton, Dickinson and Co., Series A, 6.13%, 5/1/20	20,150	1,199
Danaher Corp., Series A, 4.75%, 4/15/22	695	732
		1,931
Industrials (3.0%):
Stanley Black & Decker, Inc., 5.38%, 5/15/20	56,485	5,785
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc., Series D, 7.00%	61,370	2,332
Utilities (11.7%):
American Electric Power Co., Inc., 6.13%, 3/15/22	86,160	4,479
CenterPoint Energy, Inc., 4.52%, 9/15/29	80,000	3,720
Dominion Resources, Inc., Series A, 6.75%, 8/15/19	104,100	5,229
DTE Energy Co., 6.50%, 10/1/19	65,903	3,678
NextEra Energy, Inc., 6.12%, 9/1/19	88,575	5,527
		22,633
Total Convertible Preferred Stocks (Cost $54,507)		55,418
Collateral for Securities Loaned^ (4.1%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.50% (f)	970,932	971
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.34% (f)	2,200,767	2,201
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.49% (f)	194,333	194
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (f)	776,468	776
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (f)	2,080,038	2,080

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (f)	1,802,748	$1,803
Total Collateral for Securities Loaned (Cost $8,025)		8,025
Total Investments (Cost $181,060) — 102.1%		198,160
Liabilities in excess of other assets — (2.1)%		(4,001)
NET ASSETS — 100.00%		$194,159

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2019, the fair value of these securities was $28,281 (thousands) and amounted to 14.6% of net assets.

(c)  Continuously callable with 30 days notice.

(d)  Continuously callable with 15 days notice.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2019.

(f)  Rate disclosed is the daily yield on April 30, 2019.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of April 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
ASSETS:
Investments, at value (Cost $272,503, $11,405 and $52,525)	$324,000	(a)	$19,385	(b)	$61,016	(c)
Cash and cash equivalents	11,943		375		2,265
Interest and dividends receivable	112		6		21
Receivable for capital shares issued	14		—		49
Receivable for investments sold	—		47		—
Receivable from Adviser	5		12		12
Prepaid expenses	37		21		28
Total Assets	336,111		19,846		63,391
LIABILITIES:
Payables:
Collateral received on loaned securities	7,403		706		1,092
Investments purchased	7,247		—		1,364
Capital shares redeemed	678		69		57
Accrued expenses and other payables:
Investment advisory fees	171		12		37
Administration fees	16		1		3
Custodian fees	3		—	(d)	1
Transfer agent fees	50		4		21
Chief Compliance Officer fees	—	(d)	—	(d)	—	(d)
Trustees' fees	1		—	(d)	—
12b-1 fees	36		2		9
Other accrued expenses	23		13		11
Total Liabilities	15,628		807		2,595
NET ASSETS:
Capital	261,016		8,021		52,466
Total distributable earnings/(loss)	59,467		11,018		8,330
Net Assets	$320,483		$19,039		$60,796
Net Assets
Class A Shares	$217,056		$6,088		$30,734
Class C Shares	7,569		2,572		1,881
Class I Shares	37,722		7,306		3,526
Class R Shares	51,801		—		24,162
Class R6 Shares	2,281		—		—
Class Y Shares	4,054		3,073		493
Total	$320,483		$19,039		$60,796
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	12,794		1,032		1,236
Class C Shares	477		988		86
Class I Shares	2,228		1,119		140
Class R Shares	3,118		—		1,019
Class R6 Shares	135		—		—
Class Y Shares	239		492		20
Total	18,991		3,631		2,501

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$16.97	$5.90	$24.86
Class C Shares (f)	15.87	2.60	21.84
Class I Shares	16.93	6.53	25.17
Class R Shares	16.62	—	23.71
Class R6 Shares	16.94	—	—
Class Y Shares	16.96	6.24	25.03
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$18.00	$6.26	$26.38

(a)  Includes $7,259 of securities on loan.

(b)  Includes $685 of securities on loan.

(c)  Includes $1,073 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
ASSETS:
Affiliated investments, at value (Cost $27,171, $— and $—)	$27,217		$—	$—
Unaffiliated investments, at value (Cost $—, $668,087 and $181,060)	—		657,330	198,160	(a)
Cash and cash equivalents	27		—	4,610
Interest and dividends receivable	—	(b)	3,859	653
Receivable for capital shares issued	—	(b)	731	1,739
Receivable for investments sold	—		870	—
Receivable from Adviser	21		20	—
Prepaid expenses	28		49	19
Total Assets	27,293		662,859	205,181
LIABILITIES:
Payables:
Collateral received on loaned securities	—		—	8,025
Investments purchased	—		12,233	2,176
Capital shares redeemed	10		423	660
Accrued expenses and other payables:
Investment advisory fees	2		255	114
Administration fees	1		33	9
Custodian fees	1		4	1
Transfer agent fees	7		86	18
Chief Compliance Officer fees	—	(b)	1	—	(b)
Trustees' fees	—	(b)	3	—	(b)
12b-1 fees	4		31	2
Other accrued expenses	10		49	17
Total Liabilities	35		13,118	11,022
NET ASSETS:
Capital	26,791		962,939	177,294
Total distributable earnings/(loss)	467		(313,198)	16,865
Net Assets	$27,258		$649,741	$194,159
Net Assets
Class A Shares	$15,540		$150,428	$15,182
Class C Shares	4,224		27,955	—
Class I Shares	6,060		371,460	178,977
Class R Shares	1,434		39,716	—
Class R6 Shares	—		14,649	—
Class Y Shares	—		45,533	—
Total	$27,258		$649,741	$194,159

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Strategic Allocation Fund	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	962	17,558	921
Class C Shares	266	3,294	—
Class I Shares	373	43,380	10,861
Class R Shares	89	4,631	—
Class R6 Shares	—	1,712	—
Class Y Shares	—	5,314	—
Total	1,690	75,889	11,782
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$16.16	$8.57	$16.49
Class C Shares (d)	15.86	8.49	—
Class I Shares	16.24	8.56	16.48
Class R Shares	16.12	8.58	—
Class R6 Shares	—	8.56	—
Class Y Shares	—	8.57	—
Maximum Sales Charge — Class A Shares	5.75%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.14	$8.74	$16.83

(a)  Includes $7,851 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2019

(Amounts in Thousands)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
Investment Income:
Dividends	$2,939		$30		$528
Interest	45		5		10
Securities lending (net of fees)	5		3		1
Total Income	2,989		38		539
Expenses:
Investment advisory fees	1,092		75		227
Administration fees	106		6		19
12b-1 fees — Class A Shares	287		7		38
12b-1 fees — Class C Shares	47		14		10
12b-1 fees — Class R Shares	127		1		60
Custodian fees	8		1		2
Transfer agent fees — Class A Shares	84		3		20
Transfer agent fees — Class C Shares	7		2		3
Transfer agent fees — Class I Shares	11		4		1
Transfer agent fees — Class R Shares	24		—	(a)	20
Transfer agent fees — Class R6 Shares	—	(a)	—		—
Transfer agent fees — Class Y Shares	4		2		—	(a)
Trustees' fees	15		1		3
Chief Compliance Officer fees	1		—	(a)	—	(a)
Legal and audit fees	13		5		6
State registration and filing fees	43		35		35
Line of credit fees	—	(a)	—	(a)	—	(a)
Interfund lending fees	—		—	(a)	—	(a)
Other expenses	22		4		9
Total Expenses	1,891		160		453
Expenses waived/reimbursed by Adviser	(14)		(36)		(46)
Net Expenses	1,877		124		407
Net Investment Income (Loss)	1,112		(86)		132
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	8,660		3,188		(85)
Net change in unrealized appreciation/depreciation on investments	11,910		(1,162)		4,099
Net realized/unrealized gains (losses) on investments	20,570		2,026		4,014
Change in net assets resulting from operations	$21,682		$1,940		$4,146

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2019

(Amounts in Thousands)  (Unaudited)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Investment Income:
Interest from non-affiliates	$1		$16,123	$998
Dividends from affiliates	655		—	—
Dividends from non-affiliates	—		2	1,129
Securities lending (net of fees)	—		—	9
Total Income	656		16,125	2,136
Expenses:
Investment advisory fees	14		1,496	585
Administration fees	9		195	49
12b-1 fees — Class A Shares	21		191	17
12b-1 fees — Class C Shares	22		150	—
12b-1 fees — Class R Shares	4		52	—
Custodian fees	1		14	4
Transfer agent fees — Class A Shares	13		78	19
Transfer agent fees — Class C Shares	3		17	—
Transfer agent fees — Class I Shares	4		92	47
Transfer agent fees — Class R Shares	1		16	—
Transfer agent fees — Class R6 Shares	—		1	—
Transfer agent fees — Class Y Shares	—		24	—
Trustees' fees	1		28	7
Chief Compliance Officer fees	—	(a)	3	1
Legal and audit fees	4		23	9
State registration and filing fees	28		54	24
Line of credit fees	—	(a)	1	—	(a)
Interfund lending fees	1		—	—
Other expenses	6		60	13
Total Expenses	132		2,495	775
Expenses waived/reimbursed by Adviser	(63)		(34)	—
Net Expenses	69		2,461	775
Net Investment Income (Loss)	587		13,664	1,361
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from affiliated securities transactions	(477)		—	—
Net realized gains (losses) from unaffiliated security transactions	120		(7,619)	1,641
Distributions of realized gains from affiliated underlying investment companies	775		—	—
Net change in unrealized appreciation/depreciation on affiliated investments	996		—	—
Net change in unrealized appreciation/depreciation on unaffiliated investments	—		13,002	7,789
Net realized/unrealized gains (losses) on investments	1,414		5,383	9,430
Change in net assets resulting from operations	$2,001		$19,047	$10,791

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,112	$1,248	$(86)	$(252)	$132	$20
Net realized gains (losses) from investment transactions	8,660	39,245	3,188	7,641	(85)	6,484
Net change in unrealized appreciation (depreciation) on investments	11,910	(35,321)	(1,162)	(4,523)	4,099	(6,058)
Change in net assets resulting from operations	21,682	5,172	1,940	2,866	4,146	446
Distributions to Shareholders:
Class A Shares	(27,940)	(60,154)	(1,659)	(2,173)	(3,327)	(140)
Class C Shares	(1,188)	(7,099)	(1,416)	(1,562)	(223)	—
Class I Shares	(4,856)	(14,623)	(2,847)	(4,022)	(366)	(48)
Class R Shares	(5,925)	(12,733)	(265)	(334)	(2,640)	(62)
Class R6 Shares	(247)	(493)	—	—	—	—
Class Y Shares	(464)	(1,608)	(957)	(861)	(47)	(8)
Change in net assets resulting from distributions to shareholders	(40,620)	(96,710)	(7,144)	(8,952)	(6,603)	(258)
Change in net assets resulting from capital transactions	(43,922)	(24,421)	883	(1,618)	(2,103)	(18,961)
Change in net assets	(62,860)	(115,959)	(4,321)	(7,704)	(4,560)	(18,773)
Net Assets:
Beginning of period	383,343	499,302	23,360	31,064	65,356	84,129
End of period	$320,483	$383,343	$19,039	$23,360	$60,796	$65,356

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$7,166	$36,345	$1,173	$1,050	$2,051	$6,981
Distributions reinvested	25,356	53,501	1,429	1,783	2,670	112
Cost of shares redeemed	(66,503)	(79,151)	(1,027)	(3,581)	(5,300)	(9,666)
Total Class A Shares	$(33,981)	$10,695	$1,575	$(748)	$(579)	$(2,573)
Class C Shares
Proceeds from shares issued	$742	$1,225	$409	$415	$274	$416
Distributions reinvested	962	6,287	1,198	1,401	134	—
Cost of shares redeemed	(5,066)	(25,557)	(948)	(1,772)	(589)	(5,711)
Total Class C Shares	$(3,362)	$(18,045)	$659	$44	$(181)	$(5,295)
Class I Shares
Proceeds from shares issued	$1,867	$14,912	$402	$3,402	$209	$4,793
Distributions reinvested	4,407	13,845	2,644	3,551	317	46
Cost of shares redeemed	(12,334)	(43,874)	(4,211)	(9,714)	(541)	(4,817)
Total Class I Shares	$(6,060)	$(15,117)	$(1,165)	$(2,761)	$(15)	$22
Class R Shares
Proceeds from shares issued	$1,193	$3,059	$84	$46	$1,503	$3,593
Distributions reinvested	5,672	12,099	265	334	2,334	56
Cost of shares redeemed	(7,411)	(14,286)	(814)	(401)	(5,234)	(13,951)
Total Class R Shares	$(546)	$872	$(465)	$(21)	$(1,397)	$(10,302)
Class R6 Shares
Proceeds from shares issued	$95	$185	$—	$—	$—	$—
Distributions reinvested	247	493	—	—	—	—
Cost of shares redeemed	(163)	(448)	—	—	—	—
Total Class R6 Shares	$179	$230	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$436	$5,027	$517	$3,223	$122	$158
Distributions reinvested	377	104	397	334	33	2
Cost of shares redeemed	(965)	(8,187)	(635)	(1,689)	(86)	(973)
Total Class Y Shares	$(152)	$(3,056)	$279	$1,868	$69	$(813)
Change in net assets resulting from capital transactions	$(43,922)	$(24,421)	$883	$(1,618)	$(2,103)	$(18,961)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	451	1,904	213	134	87	256
Reinvested	1,758	2,797	297	239	126	4
Redeemed	(4,177)	(4,068)	(177)	(420)	(225)	(351)
Total Class A Shares	(1,968)	633	333	(47)	(12)	(91)
Class C Shares
Issued	52	67	186	81	14	17
Reinvested	71	347	562	297	7	—
Redeemed	(332)	(1,433)	(368)	(324)	(27)	(233)
Total Class C Shares	(209)	(1,019)	380	54	(6)	(216)
Class I Shares
Issued	116	766	61	342	8	175
Reinvested	306	725	497	447	15	2
Redeemed	(775)	(2,295)	(691)	(1,041)	(22)	(177)
Total Class I Shares	(353)	(804)	(133)	(252)	1	— (a)
Class R Shares
Issued	76	161	13	7	67	135
Reinvested	402	644	72	53	116	2
Redeemed	(476)	(743)	(194)	(60)	(224)	(530)
Total Class R Shares	2	62	(109)	— (a)	(41)	(393)
Class R6 Shares
Issued	6	9	—	—	—	—
Reinvested	17	26	—	—	—	—
Redeemed	(10)	(23)	—	—	—	—
Total Class R6 Shares	13	12	—	—	—	—
Class Y Shares
Issued	28	262	101	352	5	6
Reinvested	26	5	78	43	2	— (a)
Redeemed	(59)	(425)	(101)	(184)	(4)	(35)
Total Class Y Shares	(5)	(158)	78	211	3	(29)
Change in Shares	(2,520)	(1,274)	549	(34)	(55)	(729)

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$587	$685	$13,664	$30,284	$1,361	$3,040
Net realized gains (losses) from affiliated and unaffiliated investment transactions	(357)	(131)	(7,619)	(21,771)	1,641	4,521
Distributions of realized gains from underlying investment companies	775	760	—	—	—	—
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments	996	(2,110)	13,002	(15,006)	7,789	(6,291)
Change in net assets resulting from operations	2,001	(796)	19,047	(6,493)	10,791	1,270
Distributions to Shareholders:
Class A Shares	(488)	(588)	(4,430)	(9,021)	(577)	(1,250)
Class C Shares	(110)	(260)	(765)	(1,730)	—	—
Class I Shares	(192)	(431)	(10,712)	(20,880)	(5,557)	(4,145)
Class R Shares	(38)	(62)	(1,212)	(2,518)	—	—
Class R6 Shares	—	—	(402)	(630)	—	—
Class Y Shares	—	—	(1,029)	(2,374)	—	—
Change in net assets resulting from distributions to shareholders	(828)	(1,341)	(18,550)	(37,153)	(6,134)	(5,395)
Change in net assets resulting from capital transactions	(7,447)	990	43,235	(276,137)	48,363	33,345
Change in net assets	(6,274)	(1,147)	43,732	(319,783)	53,020	29,220
Net Assets:
Beginning of period	33,532	34,679	606,009	925,792	141,139	111,919
End of period	$27,258	$33,532	$649,741	$606,009	$194,159	$141,139

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$496	$8,204	$34,668	$37,903	$3,637	$9,823
Distributions reinvested	464	541	3,352	7,053	460	1,121
Cost of shares redeemed	(4,808)	(3,708)	(41,329)	(105,462)	(3,442)	(28,804)
Total Class A Shares	$(3,848)	$5,037	$(3,309)	$(60,506)	$655	$(17,860)
Class C Shares
Proceeds from shares issued	$149	$836	$2,384	$3,667	$—	$—
Distributions reinvested	102	242	650	1,460	—	—
Cost of shares redeemed	(663)	(5,109)	(7,086)	(21,008)	—	—
Total Class C Shares	$(412)	$(4,031)	$(4,052)	$(15,881)	$—	$—
Class I Shares
Proceeds from shares issued	$476	$5,532	$87,585	$169,867	$87,335	$105,023
Distributions reinvested	185	417	7,842	16,603	5,279	3,970
Cost of shares redeemed	(3,690)	(5,703)	(55,527)	(351,187)	(44,906)	(57,788)
Total Class I Shares	$(3,029)	$246	$39,900	$(164,717)	$47,708	$51,205
Class R Shares
Proceeds from shares issued	$60	$60	$2,195	$7,811	$—	$—
Distributions reinvested	34	55	1,141	2,310	—	—
Cost of shares redeemed	(252)	(377)	(7,082)	(22,520)	—	—
Total Class R Shares	$(158)	$(262)	$(3,746)	$(12,399)	$—	$—
Class R6 Shares
Proceeds from shares issued	$—	$—	$4,867	$6,801	$—	$—
Distributions reinvested	—	—	402	630	—	—
Cost of shares redeemed	—	—	(4,363)	(2,414)	—	—
Total Class R6 Shares	$—	$—	$906	$5,017	$—	$—
Class Y Shares
Proceeds from shares issued	$—	$—	$25,337	$17,606	$—	$—
Distributions reinvested	—	—	573	1,219	—	—
Cost of shares redeemed	—	—	(12,374)	(46,476)	—	—
Total Class Y Shares	$—	$—	$13,536	$(27,651)	$—	$—
Change in net assets resulting from capital transactions	$(7,447)	$990	$43,235	$(276,137)	$48,363	$33,345

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	32	506	4,034	4,291	228	592
Reinvested	32	33	392	803	30	69
Redeemed	(316)	(228)	(4,811)	(11,897)	(217)	(1,780)
Total Class A Shares	(252)	311	(385)	(6,803)	41	(1,119)
Class C Shares
Issued	9	52	281	418	—	—
Reinvested	7	15	77	168	—	—
Redeemed	(43)	(318)	(834)	(2,401)	—	—
Total Class C Shares	(27)	(251)	(476)	(1,815)	—	—
Class I Shares
Issued	31	337	10,195	19,222	5,464	6,340
Reinvested	12	25	916	1,889	344	243
Redeemed	(238)	(349)	(6,468)	(39,658)	(2,772)	(3,531)
Total Class I Shares	(195)	13	4,643	(18,547)	3,036	3,052
Class R Shares
Issued	4	4	256	877	—	—
Reinvested	2	3	133	263	—	—
Redeemed	(16)	(23)	(825)	(2,539)	—	—
Total Class R Shares	(10)	(16)	(436)	(1,399)	—	—
Class R6 Shares
Issued	—	—	567	773	—	—
Reinvested	—	—	47	72	—	—
Redeemed	—	—	(510)	(274)	—	—
Total Class R6 Shares	—	—	104	571	—	—
Class Y Shares
Issued	—	—	2,952	1,994	—	—
Reinvested	—	—	67	139	—	—
Redeemed	—	—	(1,441)	(5,267)	—	—
Total Class Y Shares	—	—	1,578	(3,134)	—	—
Change in Shares	(484)	57	5,028	(31,127)	3,077	1,933

See notes to financial statements.

This page is intentionally left blank.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$17.90	0.06	(d)	0.98	1.04	(0.06)	(1.91)
Year Ended 10/31/18	$22.03	0.06	(d)	0.17	0.23	(0.06)	(4.30)
Year Ended 10/31/17	$18.01	0.13	(d)	4.28	4.41	(0.17)	(0.22)
Year Ended 10/31/16	$20.80	0.20	(d)	(1.04)	(0.84)	(0.19)	(1.76)
Year Ended 10/31/15	$23.04	0.15		0.97	1.12	(0.15)	(3.21)
Year Ended 10/31/14	$21.10	0.21		2.32	2.53	(0.20)	(0.39)
Class C
Six Months Ended 4/30/19 (unaudited)	$16.90	(0.02	)(d)	0.90	0.88	—	(1.91)
Year Ended 10/31/18	$21.12	(0.10	)(d)	0.18	0.08	—	(4.30)
Year Ended 10/31/17	$17.30	(0.02	)(d)	4.10	4.08	(0.04)	(0.22)
Year Ended 10/31/16	$20.07	0.04	(d)	(1.00)	(0.96)	(0.05)	(1.76)
Year Ended 10/31/15	$22.38	(0.03)		0.95	0.92	(0.02)	(3.21)
Year Ended 10/31/14	$20.53	0.02		2.25	2.27	(0.03)	(0.39)
Class I
Six Months Ended 4/30/19 (unaudited)	$17.87	0.08	(d)	0.97	1.05	(0.08)	(1.91)
Year Ended 10/31/18	$22.00	0.11	(d)	0.16	0.27	(0.10)	(4.30)
Year Ended 10/31/17	$17.98	0.19	(d)	4.27	4.46	(0.22)	(0.22)
Year Ended 10/31/16	$20.77	0.24	(d)	(1.03)	(0.79)	(0.24)	(1.76)
Year Ended 10/31/15	$23.01	0.20		0.98	1.18	(0.21)	(3.21)
Year Ended 10/31/14	$21.08	0.27		2.31	2.58	(0.26)	(0.39)
Class R
Six Months Ended 4/30/19 (unaudited)	$17.58	0.03	(d)	0.96	0.99	(0.04)	(1.91)
Year Ended 10/31/18	$21.71	0.01	(d)	0.16	0.17	— (f)	(4.30)
Year Ended 10/31/17	$17.75	0.07	(d)	4.23	4.30	(0.12)	(0.22)
Year Ended 10/31/16	$20.54	0.14	(d)	(1.04)	(0.90)	(0.13)	(1.76)
Year Ended 10/31/15	$22.79	0.08		0.97	1.05	(0.09)	(3.21)
Year Ended 10/31/14	$20.89	0.14		2.29	2.43	(0.14)	(0.39)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Diversified Stock Fund
Class A
Six Months Ended 4/30/19 (unaudited)	(1.97)	$16.97	7.76%	1.08%	0.70%	1.08%	$217,056	76%
Year Ended 10/31/18	(4.36)	$17.90	(0.20)%	1.05%	0.32%	1.05%	$264,297	112%
Year Ended 10/31/17	(0.39)	$22.03	24.85%	1.05%	0.66%	1.05%	$311,255	133	%(e)
Year Ended 10/31/16	(1.95)	$18.01	(4.21)%	1.07%	1.06%	1.07%	$352,748	74%
Year Ended 10/31/15	(3.36)	$20.80	4.85%	1.09%	0.68%	1.09%	$532,180	74%
Year Ended 10/31/14	(0.59)	$23.04	12.13%	1.10%	0.93%	1.10%	$810,011	70%
Class C
Six Months Ended 4/30/19 (unaudited)	(1.91)	$15.87	7.21%	2.03%	(0.22)%	2.03%	$7,569	76%
Year Ended 10/31/18	(4.30)	$16.90	(1.02)%	1.89%	(0.53)%	1.89%	$11,586	112%
Year Ended 10/31/17	(0.26)	$21.12	23.82%	1.87%	(0.12)%	1.87%	$36,001	133	%(e)
Year Ended 10/31/16	(1.81)	$17.30	(5.01)%	1.90%	0.23%	1.90%	$50,213	74%
Year Ended 10/31/15	(3.23)	$20.07	4.01%	1.91%	(0.16)%	1.91%	$67,997	74%
Year Ended 10/31/14	(0.42)	$22.38	11.18%	1.89%	0.13%	1.89%	$76,697	70%
Class I
Six Months Ended 4/30/19 (unaudited)	(1.99)	$16.93	7.85%	0.84%	0.95%	0.84%	$37,722	76%
Year Ended 10/31/18	(4.40)	$17.87	0.05%	0.79%	0.58%	0.79%	$46,122	112%
Year Ended 10/31/17	(0.44)	$22.00	25.21%	0.80%	0.99%	0.80%	$74,466	133	%(e)
Year Ended 10/31/16	(2.00)	$17.98	(3.96)%	0.80%	1.33%	0.80%	$162,923	74%
Year Ended 10/31/15	(3.42)	$20.77	5.16%	0.81%	0.94%	0.81%	$313,482	74%
Year Ended 10/31/14	(0.65)	$23.01	12.39%	0.82%	1.20%	0.82%	$362,936	70%
Class R
Six Months Ended 4/30/19 (unaudited)	(1.95)	$16.62	7.59%	1.37%	0.40%	1.37%	$51,801	76%
Year Ended 10/31/18	(4.30)	$17.58	(0.47)%	1.34%	0.03%	1.34%	$54,776	112%
Year Ended 10/31/17	(0.34)	$21.71	24.56%	1.33%	0.38%	1.33%	$66,310	133	%(e)
Year Ended 10/31/16	(1.89)	$17.75	(4.55)%	1.36%	0.77%	1.36%	$69,751	74%
Year Ended 10/31/15	(3.30)	$20.54	4.57%	1.38%	0.38%	1.38%	$89,949	74%
Year Ended 10/31/14	(0.53)	$22.79	11.77%	1.38%	0.66%	1.38%	$107,486	70%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class R6
Six Months Ended 4/30/19 (unaudited)	$17.88	0.08	(d)	0.97	1.05	(0.08)	(1.91)
Year Ended 10/31/18	$22.00	0.11	(d)	0.17	0.28	(0.10)	(4.30)
Year Ended 10/31/17	$17.98	0.18	(d)	4.29	4.47	(0.23)	(0.22)
Year Ended 10/31/16	$20.77	0.26	(d)	(1.05)	(0.79)	(0.24)	(1.76)
Year Ended 10/31/15	$23.01	0.19		0.99	1.18	(0.21)	(3.21)
3/3/14(f) through 10/31/14	$21.45	0.19		1.58	1.77	(0.21)	—
Class Y
Six Months Ended 4/30/19 (unaudited)	$17.90	0.07	(d)	0.97	1.04	(0.07)	(1.91)
Year Ended 10/31/18	$22.02	0.11	(d)	0.16	0.27	(0.09)	(4.30)
Year Ended 10/31/17	$18.00	0.17	(d)	4.28	4.45	(0.21)	(0.22)
Year Ended 10/31/16	$20.79	0.23	(d)	(1.03)	(0.80)	(0.23)	(1.76)
Year Ended 10/31/15	$23.04	0.19		0.97	1.16	(0.20)	(3.21)
Year Ended 10/31/14	$21.10	0.26		2.32	2.58	(0.25)	(0.39)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Portfolio turnover increase due to a change within the portfolio holdings during the year.

(f)  Commencement of operations.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Diversified Stock Fund
Class R6
Six Months Ended 4/30/19 (unaudited)	(1.99)	$16.94	7.87%	0.78%	0.98%	1.21	%(g)	$2,281	76%
Year Ended 10/31/18	(4.40)	$17.88	0.10%	0.78%	0.58%	1.21	%(g)	$2,189	112%
Year Ended 10/31/17	(0.45)	$22.00	25.24%	0.78%	0.94%	1.29	%(g)	$2,427	133	%(e)
Year Ended 10/31/16	(2.00)	$17.98	(3.93)%	0.78%	1.40%	0.92	%(g)	$2,332	74%
Year Ended 10/31/15	(3.42)	$20.77	5.19%	0.78%	0.78%	2.01	%(g)	$5,447	74%
3/3/14(f) through 10/31/14	(0.21)	$23.01	8.27%	0.78%	1.25%	29.23	%(g)	$54	70%
Class Y
Six Months Ended 4/30/19 (unaudited)	(1.98)	$16.96	7.82%	0.86%	0.91%	1.33	%(g)	$4,054	76%
Year Ended 10/31/18	(4.39)	$17.90	0.01%	0.86%	0.54%	1.13	%(g)	$4,373	112%
Year Ended 10/31/17	(0.43)	$22.02	25.11%	0.86%	0.88%	0.94	%(g)	$8,843	133	%(e)
Year Ended 10/31/16	(1.99)	$18.00	(4.01)%	0.86%	1.27%	0.96	%(g)	$11,907	74%
Year Ended 10/31/15	(3.41)	$20.79	5.06%	0.86%	0.90%	0.98	%(g)	$18,526	74%
Year Ended 10/31/14	(0.64)	$23.04	12.39%	0.86%	1.17%	0.95	%(g)	$23,001	70%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions to Shareholders
Victory Newbridge Large Cap Growth Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$7.94	(0.03	)(d)	0.41	0.38	(2.42)	(2.42)
Year Ended 10/31/18	$10.23	(0.09	)(d)	0.85	0.76	(3.05)	(3.05)
Year Ended 10/31/17	$12.79	(0.09	)(d)	1.82	1.73	(4.29)	(4.29)
Year Ended 10/31/16	$19.17	(0.11	)(d)	(0.22)	(0.33)	(6.05)	(6.05)
Year Ended 10/31/15	$19.38	(0.20)		1.63	1.43	(1.64)	(1.64)
Year Ended 10/31/14	$18.62	(0.23)		2.66	2.43	(1.67)	(1.67)
Class C
Six Months Ended 4/30/19 (unaudited)	$5.00	(0.02	)(d)	0.04	0.02	(2.42)	(2.42)
Year Ended 10/31/18	$7.59	(0.10	)(d)	0.56	0.46	(3.05)	(3.05)
Year Ended 10/31/17	$10.65	(0.12	)(d)	1.35	1.23	(4.29)	(4.29)
Year Ended 10/31/16	$17.06	(0.18	)(d)	(0.18)	(0.36)	(6.05)	(6.05)
Year Ended 10/31/15	$17.56	(0.29)		1.43	1.14	(1.64)	(1.64)
Year Ended 10/31/14	$17.15	(0.30)		2.38	2.08	(1.67)	(1.67)
Class I
Six Months Ended 4/30/19 (unaudited)	$8.49	(0.02	)(d)	0.48	0.46	(2.42)	(2.42)
Year Ended 10/31/18	$10.71	(0.06	)(d)	0.89	0.83	(3.05)	(3.05)
Year Ended 10/31/17	$13.13	(0.05	)(d)	1.92	1.87	(4.29)	(4.29)
Year Ended 10/31/16	$19.47	(0.05	)(d)	(0.24)	(0.29)	(6.05)	(6.05)
Year Ended 10/31/15	$19.61	(0.26)		1.76	1.50	(1.64)	(1.64)
Year Ended 10/31/14	$18.76	(0.06)		2.58	2.52	(1.67)	(1.67)
Class Y
Six Months Ended 4/30/19 (unaudited)	$8.24	(0.02	)(d)	0.44	0.42	(2.42)	(2.42)
Year Ended 10/31/18	$10.48	(0.06	)(d)	0.87	0.81	(3.05)	(3.05)
Year Ended 10/31/17	$12.96	(0.06	)(d)	1.87	1.81	(4.29)	(4.29)
Year Ended 10/31/16	$19.31	(0.07	)(d)	(0.23)	(0.30)	(6.05)	(6.05)
Year Ended 10/31/15	$19.47	(0.28)		1.76	1.48	(1.64)	(1.64)
Year Ended 10/31/14	$18.65	(0.17)		2.66	2.49	(1.67)	(1.67)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Newbridge Large Cap Growth Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$5.90	11.76%	1.36%	(0.98)%	1.56	%(e)	$6,088	33%
Year Ended 10/31/18	$7.94	9.41%	1.36%	(1.05)%	1.47	%(e)	$5,546	41%
Year Ended 10/31/17	$10.23	20.84%	1.40%	(0.94)%	1.40%		$7,639	60%
Year Ended 10/31/16	$12.79	(3.00)%	1.30%	(0.79)%	1.30%		$11,700	52%
Year Ended 10/31/15	$19.17	7.86%	1.26%	(0.73)%	1.26%		$20,207	55%
Year Ended 10/31/14	$19.38	13.58%	1.26%	(0.72)%	1.26%		$27,799	47%
Class C
Six Months Ended 4/30/19 (unaudited)	$2.60	11.19%	2.10%	(1.72)%	2.58	%(e)	$2,572	33%
Year Ended 10/31/18	$5.00	8.47%	2.10%	(1.78)%	2.40	%(e)	$3,042	41%
Year Ended 10/31/17	$7.59	20.06%	2.10%	(1.64)%	2.27	%(e)	$4,201	60%
Year Ended 10/31/16	$10.65	(3.79)%	2.10%	(1.59)%	2.15	%(e)	$6,321	52%
Year Ended 10/31/15	$17.06	6.94%	2.10%	(1.58)%	2.13	%(e)	$9,389	55%
Year Ended 10/31/14	$17.56	12.63%	2.10%	(1.57)%	2.10%		$10,656	47%
Class I
Six Months Ended 4/30/19 (unaudited)	$6.53	11.96%	0.95%	(0.57)%	1.21	%(e)	$7,306	33%
Year Ended 10/31/18	$8.49	9.74%	0.95%	(0.63)%	1.09	%(e)	$10,633	41%
Year Ended 10/31/17	$10.71	21.52%	0.95%	(0.47)%	1.01	%(e)	$16,103	60%
Year Ended 10/31/16	$13.13	(2.67)%	0.88%	(0.36)%	0.88%		$31,299	52%
Year Ended 10/31/15	$19.47	8.14%	0.95%	(0.41)%	1.04	%(e)	$63,569	55%
Year Ended 10/31/14	$19.61	13.98%	0.95%	(0.44)%	1.00	%(e)	$137,831	47%
Class Y
Six Months Ended 4/30/19 (unaudited)	$6.24	11.87%	1.02%	(0.64)%	1.60	%(e)	$3,073	33%
Year Ended 10/31/18	$8.24	9.75%	1.02%	(0.72)%	1.48	%(e)	$3,411	41%
Year Ended 10/31/17	$10.48	21.30%	1.02%	(0.55)%	1.42	%(e)	$2,128	60%
Year Ended 10/31/16	$12.96	(2.76)%	1.02%	(0.50)%	1.08	%(e)	$4,344	52%
Year Ended 10/31/15	$19.31	8.09%	1.02%	(0.46)%	1.04	%(e)	$12,141	55%
Year Ended 10/31/14	$19.47	13.90%	1.02%	(0.46)%	1.03	%(e)	$27,056	47%
See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$26.10	0.07	(d)	1.37		1.44	(0.03)	(2.65)
Year Ended 10/31/18	$26.31	0.05	(d)	(0.15	)(e)	(0.10)	(0.11)	—
Year Ended 10/31/17	$21.48	0.13	(d)	4.95		5.08	(0.25)	—
Year Ended 10/31/16	$22.46	0.20	(d)	(1.11)		(0.91)	(0.07)	—
Year Ended 10/31/15	$21.71	0.12		0.63		0.75	—	—
Year Ended 10/31/14	$19.98	(0.03)		1.76		1.73	—	—
Class C
Six Months Ended 4/30/19 (unaudited)	$23.34	(0.03	)(d)	1.18		1.15	—	(2.65)
Year Ended 10/31/18	$23.66	(0.18	)(d)	(0.14	)(e)	(0.32)	—	—
Year Ended 10/31/17	$19.34	(0.08	)(d)	4.45		4.37	(0.05)	—
Year Ended 10/31/16	$20.34	0.01	(d)	(1.01)		(1.00)	—	—
Year Ended 10/31/15	$19.82	(0.10)		0.62		0.52	—	—
Year Ended 10/31/14	$18.41	(0.20)		1.61		1.41	—	—
Class I
Six Months Ended 4/30/19 (unaudited)	$26.39	0.09	(d)	1.39		1.48	(0.05)	(2.65)
Year Ended 10/31/18	$26.62	0.09	(d)	(0.15	)(e)	(0.06)	(0.17)	—
Year Ended 10/31/17	$21.76	0.13	(d)	5.01		5.14	(0.28)	—
Year Ended 10/31/16	$22.78	0.23	(d)	(1.12)		(0.89)	(0.13)	—
Year Ended 10/31/15	$21.96	0.19		0.63		0.82	—	—
Year Ended 10/31/14	$20.16	0.01		1.79		1.80	—	—
Class R
Six Months Ended 4/30/19 (unaudited)	$25.02	0.03	(d)	1.31		1.34	—	(2.65)
Year Ended 10/31/18	$25.24	(0.03	)(d)	(0.15	)(e)	(0.18)	(0.04)	—
Year Ended 10/31/17	$20.63	0.05	(d)	4.75		4.80	(0.19)	—
Year Ended 10/31/16	$21.57	0.14	(d)	(1.07)		(0.93)	(0.01)	—
Year Ended 10/31/15	$20.91	0.04		0.62		0.66	—	—
Year Ended 10/31/14	$19.30	(0.09)		1.70		1.61	—	—
Class Y
Six Months Ended 4/30/19 (unaudited)	$26.25	0.09	(d)	1.39		1.48	(0.05)	(2.65)
Year Ended 10/31/18	$26.47	0.12	(d)	(0.17	)(e)	(0.05)	(0.17)	—
Year Ended 10/31/17	$21.62	0.18	(d)	4.98		5.16	(0.31)	—
Year Ended 10/31/16	$22.62	0.26	(d)	(1.12)		(0.86)	(0.14)	—
Year Ended 10/31/15	$21.80	0.18		0.64		0.82	—	—
Year Ended 10/31/14	$20.01	0.05		1.74		1.79	—	—

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory Special Value Fund
Class A
Six Months Ended 4/30/19 (unaudited)	(2.68)	$24.86	7.35%	1.21%	0.57%	1.31	%(f)	$30,734	70%
Year Ended 10/31/18	(0.11)	$26.10	(0.42)%	1.17%	0.19%	1.27	%(f)	$32,565	113%
Year Ended 10/31/17	(0.25)	$26.31	23.84%	1.17%	0.53%	1.27	%(f)	$35,223	135%
Year Ended 10/31/16	(0.07)	$21.48	(4.06)%	1.20%	0.93%	1.30	%(f)	$36,971	76%
Year Ended 10/31/15	—	$22.46	3.45%	1.28%	0.52%	1.35	%(f)	$48,913	137%
Year Ended 10/31/14	—	$21.71	8.66%	1.31%	0.01%	1.31%		$71,027	174%
Class C
Six Months Ended 4/30/19 (unaudited)	(2.65)	$21.84	6.91%	2.10%	(0.32)%	2.71	%(f)	$1,881	70%
Year Ended 10/31/18	—	$23.34	(1.35)%	2.10%	(0.75)%	2.27	%(f)	$2,145	113%
Year Ended 10/31/17	(0.05)	$23.66	22.65%	2.10%	(0.38)%	2.21	%(f)	$7,296	135%
Year Ended 10/31/16	—	$19.34	(4.92)%	2.09%	0.04%	2.19	%(f)	$7,955	76%
Year Ended 10/31/15	—	$20.34	2.62%	2.13%	(0.35)%	2.21	%(f)	$11,253	137%
Year Ended 10/31/14	—	$19.82	7.66%	2.20%	(0.88)%	2.20%		$14,970	174%
Class I
Six Months Ended 4/30/19 (unaudited)	(2.70)	$25.17	7.43%	1.05%	0.73%	1.33	%(f)	$3,526	70%
Year Ended 10/31/18	(0.17)	$26.39	(0.28)%	1.02%	0.31%	1.16	%(f)	$3,678	113%
Year Ended 10/31/17	(0.28)	$26.62	23.86%	1.15%	0.56%	1.25	%(f)	$3,703	135%
Year Ended 10/31/16	(0.13)	$21.76	(3.93)%	1.05%	1.07%	1.15	%(f)	$4,016	76%
Year Ended 10/31/15	—	$22.78	3.73%	1.02%	0.78%	1.09	%(f)	$6,285	137%
Year Ended 10/31/14	—	$21.96	8.93%	1.01%	0.30%	1.01%		$8,714	174%
Class R
Six Months Ended 4/30/19 (unaudited)	(2.65)	$23.71	7.23%	1.50%	0.28%	1.60	%(f)	$24,162	70%
Year Ended 10/31/18	(0.04)	$25.02	(0.71)%	1.46%	(0.10)%	1.56	%(f)	$26,532	113%
Year Ended 10/31/17	(0.19)	$25.24	23.43%	1.47%	0.24%	1.57	%(f)	$36,688	135%
Year Ended 10/31/16	(0.01)	$20.63	(4.29)%	1.46%	0.67%	1.56	%(f)	$34,784	76%
Year Ended 10/31/15	—	$21.57	3.16%	1.55%	0.23%	1.63	%(f)	$46,357	137%
Year Ended 10/31/14	—	$20.91	8.34%	1.61%	(0.30)%	1.61%		$59,036	174%
Class Y
Six Months Ended 4/30/19 (unaudited)	(2.70)	$25.03	7.49%	1.00%	0.75%	4.58	%(f)	$493	70%
Year Ended 10/31/18	(0.17)	$26.25	(0.21)%	0.97%	0.42%	2.82	%(f)	$436	113%
Year Ended 10/31/17	(0.31)	$26.47	24.12%	0.93%	0.77%	2.07	%(f)	$1,219	135%
Year Ended 10/31/16	(0.14)	$21.62	(3.80)%	0.93%	1.20%	1.75	%(f)	$1,170	76%
Year Ended 10/31/15	—	$22.62	3.76%	1.00%	0.78%	1.58	%(f)	$1,790	137%
Year Ended 10/31/14	—	$21.80	8.95%	1.03%	0.28%	1.33	%(f)	$2,068	174%

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Strategic Allocation Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$15.44	0.33	(f)	0.81	1.14	(0.29)	(0.13)
Year Ended 10/31/18	$16.41	0.29	(f)	(0.68)	(0.39)	(0.39)	(0.19)
Year Ended 10/31/17	$14.80	0.50	(f)	1.51	2.01	(0.40)	—
Year Ended 10/31/16	$15.10	0.15	(f)	(0.28)	(0.13)	(0.17)	—
Year Ended 10/31/15	$15.69	0.14		0.57	0.71	(0.30)	(1.00)
Year Ended 10/31/14	$14.92	0.13		1.18	1.31	(0.32)	(0.22)
Class C
Six Months Ended 4/30/19 (unaudited)	$15.19	0.24	(f)	0.82	1.06	(0.26)	(0.13)
Year Ended 10/31/18	$16.19	0.21	(f)	(0.71)	(0.50)	(0.31)	(0.19)
Year Ended 10/31/17	$14.65	0.43	(f)	1.44	1.87	(0.33)	—
Year Ended 10/31/16	$14.97	0.06	(f)	(0.29)	(0.23)	(0.09)	—
Year Ended 10/31/15	$15.57	0.01		0.59	0.60	(0.20)	(1.00)
Year Ended 10/31/14	$14.82	0.02		1.17	1.19	(0.22)	(0.22)
Class I
Six Months Ended 4/30/19 (unaudited)	$15.52	0.34	(f)	0.82	1.16	(0.31)	(0.13)
Year Ended 10/31/18	$16.48	0.35	(f)	(0.70)	(0.35)	(0.42)	(0.19)
Year Ended 10/31/17	$14.86	0.55	(f)	1.50	2.05	(0.43)	—
Year Ended 10/31/16	$15.16	0.15	(f)	(0.24)	(0.09)	(0.21)	—
Year Ended 10/31/15	$15.74	0.29		0.47	0.76	(0.34)	(1.00)
Year Ended 10/31/14	$14.97	0.19		1.16	1.35	(0.36)	(0.22)
Class R
Six Months Ended 4/30/19 (unaudited)	$15.41	0.29	(f)	0.83	1.12	(0.28)	(0.13)
Year Ended 10/31/18	$16.38	0.27	(f)	(0.70)	(0.43)	(0.35)	(0.19)
Year Ended 10/31/17	$14.79	0.46	(f)	1.49	1.95	(0.36)	—
Year Ended 10/31/16	$15.09	0.09	(f)	(0.26)	(0.17)	(0.13)	—
Year Ended 10/31/15	$15.68	0.08		0.59	0.67	(0.26)	(1.00)
Year Ended 10/31/14	$14.90	(0.21)		1.48	1.27	(0.27)	(0.22)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(e)
Victory Strategic Allocation Fund
Class A
Six Months Ended 4/30/19 (unaudited)	(0.42)	$16.16	7.69%	0.41%		4.24%	0.76%		$15,540	5	%(j)
Year Ended 10/31/18	(0.58)	$15.44	(2.56)%	0.40%		1.77%	0.28	%(i)	$18,747	40%
Year Ended 10/31/17	(0.40)	$16.41	13.72%	0.30%		3.19%	0.79%		$14,820	51%
Year Ended 10/31/16	(0.17)	$14.80	(0.87)%	0.31	%(g)	0.99%	1.69%		$16,587	192	%(h)
Year Ended 10/31/15	(1.30)	$15.10	4.66%	1.15%		0.82%	1.40%		$10,560	72%
Year Ended 10/31/14	(0.54)	$15.69	8.97%	1.15%		0.92%	1.34%		$10,293	66%
Class C
Six Months Ended 4/30/19 (unaudited)	(0.39)	$15.86	7.22%	1.16%		3.23%	1.66%		$4,224	5	%(j)
Year Ended 10/31/18	(0.50)	$15.19	(3.26)%	1.15%		1.30%	1.08	%(i)	$4,445	40%
Year Ended 10/31/17	(0.33)	$16.19	12.88%	1.03%		2.78%	1.58%		$8,814	51%
Year Ended 10/31/16	(0.09)	$14.65	(1.56)%	0.95	%(g)	0.44%	2.65%		$9,724	192	%(h)
Year Ended 10/31/15	(1.20)	$14.97	3.92%	1.85%		0.12%	2.36%		$2,725	72%
Year Ended 10/31/14	(0.44)	$15.57	8.16%	1.85%		0.23%	2.14%		$2,778	66%
Class I
Six Months Ended 4/30/19 (unaudited)	(0.44)	$16.24	7.75%	0.16%		4.35%	0.61%		$6,060	5	%(j)
Year Ended 10/31/18	(0.61)	$15.52	(2.29)%	0.15%		2.11%	0.01	%(i)	$8,811	40%
Year Ended 10/31/17	(0.43)	$16.48	13.95%	0.10%		3.48%	0.61%		$9,153	51%
Year Ended 10/31/16	(0.21)	$14.86	(0.61)%	0.24	%(g)	1.04%	2.64%		$1,099	192	%(h)
Year Ended 10/31/15	(1.34)	$15.16	4.96%	0.90%		0.93%	4.15%		$1,474	72%
Year Ended 10/31/14	(0.58)	$15.74	9.20%	0.90%		1.16%	4.80%		$318	66%
Class R
Six Months Ended 4/30/19 (unaudited)	(0.41)	$16.12	7.54%	0.67%		3.76%	1.78%		$1,434	5	%(j)
Year Ended 10/31/18	(0.54)	$15.41	(2.77)%	0.65%		1.63%	1.01	%(i)	$1,529	40%
Year Ended 10/31/17	(0.36)	$16.38	13.36%	0.56%		2.96%	1.80%		$1,892	51%
Year Ended 10/31/16	(0.13)	$14.79	(1.14)%	0.62	%(g)	0.58%	2.13%		$1,702	192	%(h)
Year Ended 10/31/15	(1.26)	$15.09	4.36%	1.45%		0.52%	2.17%		$1,875	72%
Year Ended 10/31/14	(0.49)	$15.68	8.66%	1.45%		0.71%	1.72%		$1,867	66%

(g)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses.

(h)  Portfolio turnover increased due to a change in investment strategy.

(i)  The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.67%, 1.54%, 0.42%, and 1.43% for Class A, Class C, Class I, and Class R, respectively. Refer to Federal Income Taxes under Item 2 of the Notes to Financial Statements.

(j)  Portfolio turnover decreased due to a change within the portfolio holdings during the year.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)
Victory INCORE Fund for Income Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$8.56	0.18	(d)	0.08	0.26	(0.25)	(0.25)	$8.57	3.05%
Year Ended 10/31/18	$9.09	0.37	(d)	(0.45)	(0.08)	(0.45)	(0.45)	$8.56	(0.91)%
Year Ended 10/31/17	$9.63	0.10	(d)	(0.15)	(0.05)	(0.49)	(0.49)	$9.09	(0.51)%
Year Ended 10/31/16	$9.96	0.11	(d)	0.05	0.16	(0.49)	(0.49)	$9.63	1.62%
Year Ended 10/31/15	$10.27	0.15		0.04	0.19	(0.50)	(0.50)	$9.96	1.90%
Year Ended 10/31/14	$10.62	0.11		0.06	0.17	(0.52)	(0.52)	$10.27	1.69%
Class C
Six Months Ended 4/30/19 (unaudited)	$8.48	0.15	(d)	0.08	0.23	(0.22)	(0.22)	$8.49	2.70%
Year Ended 10/31/18	$9.01	0.29	(d)	(0.44)	(0.15)	(0.38)	(0.38)	$8.48	(1.69)%
Year Ended 10/31/17	$9.56	0.03	(d)	(0.16)	(0.13)	(0.42)	(0.42)	$9.01	(1.41)%
Year Ended 10/31/16	$9.89	0.03	(d)	0.06	0.09	(0.42)	(0.42)	$9.56	0.88%
Year Ended 10/31/15	$10.20	0.02		0.10	0.12	(0.43)	(0.43)	$9.89	1.14%
Year Ended 10/31/14	$10.55	0.02		0.08	0.10	(0.45)	(0.45)	$10.20	0.96%
Class I
Six Months Ended 4/30/19 (unaudited)	$8.55	0.19	(d)	0.08	0.27	(0.26)	(0.26)	$8.56	3.20%
Year Ended 10/31/18	$9.08	0.37	(d)	(0.43)	(0.06)	(0.47)	(0.47)	$8.55	(0.64)%
Year Ended 10/31/17	$9.63	0.13	(d)	(0.16)	(0.03)	(0.52)	(0.52)	$9.08	(0.34)%
Year Ended 10/31/16	$9.96	0.13	(d)	0.06	0.19	(0.52)	(0.52)	$9.63	1.90%
Year Ended 10/31/15	$10.26	0.16		0.07	0.23	(0.53)	(0.53)	$9.96	2.28%
Year Ended 10/31/14	$10.61	0.21		(0.01)	0.20	(0.55)	(0.55)	$10.26	1.98%
Class R
Six Months Ended 4/30/19 (unaudited)	$8.57	0.18	(d)	0.08	0.26	(0.25)	(0.25)	$8.58	3.05%
Year Ended 10/31/18	$9.09	0.38	(d)	(0.45)	(0.07)	(0.45)	(0.45)	$8.57	(0.79)%
Year Ended 10/31/17	$9.64	0.10	(d)	(0.16)	(0.06)	(0.49)	(0.49)	$9.09	(0.62)%
Year Ended 10/31/16	$9.97	0.11	(d)	0.05	0.16	(0.49)	(0.49)	$9.64	1.62%
Year Ended 10/31/15	$10.28	0.11		0.08	0.19	(0.50)	(0.50)	$9.97	1.88%
Year Ended 10/31/14	$10.62	0.15		0.03	0.18	(0.52)	(0.52)	$10.28	1.78%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets
	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory INCORE Fund for Income Fund
Class A
Six Months Ended 4/30/19 (unaudited)	0.94%	4.26%	0.95	%(e)	$150,428	13%
Year Ended 10/31/18	0.92%	4.22%	0.93	%(e)	$153,574	27%
Year Ended 10/31/17	0.88%	1.08%	0.88%		$224,822	30%
Year Ended 10/31/16	0.91%	1.10%	0.91%		$400,740	31%
Year Ended 10/31/15	0.94%	1.09%	0.94%		$349,571	44%
Year Ended 10/31/14	0.96%	1.57%	0.96%		$338,122	32%
Class C
Six Months Ended 4/30/19 (unaudited)	1.73%	3.47%	1.74	%(e)	$27,955	13%
Year Ended 10/31/18	1.70%	3.33%	1.71	%(e)	$31,976	27%
Year Ended 10/31/17	1.67%	0.29%	1.67%		$50,316	30%
Year Ended 10/31/16	1.69%	0.32%	1.69%		$72,958	31%
Year Ended 10/31/15	1.72%	0.31%	1.72%		$68,015	44%
Year Ended 10/31/14	1.72%	0.80%	1.72%		$79,353	32%
Class I
Six Months Ended 4/30/19 (unaudited)	0.65%	4.55%	0.65%		$371,460	13%
Year Ended 10/31/18	0.63%	4.21%	0.63%		$331,338	27%
Year Ended 10/31/17	0.61%	1.34%	0.61%		$520,056	30%
Year Ended 10/31/16	0.63%	1.37%	0.63%		$547,322	31%
Year Ended 10/31/15	0.65%	1.37%	0.65%		$403,879	44%
Year Ended 10/31/14	0.67%	1.85%	0.67%		$379,805	32%
Class R
Six Months Ended 4/30/19 (unaudited)	0.93%	4.26%	0.95	%(e)	$39,716	13%
Year Ended 10/31/18	0.91%	4.27%	0.91%		$43,405	27%
Year Ended 10/31/17	0.88%	1.08%	0.88%		$58,783	30%
Year Ended 10/31/16	0.90%	1.11%	0.90%		$85,195	31%
Year Ended 10/31/15	0.95%	1.07%	0.95%		$73,805	44%
Year Ended 10/31/14	0.96%	1.56%	0.96%		$84,368	32%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)
Victory INCORE Fund for Income Fund
Class R6
Six Months Ended 4/30/19 (unaudited)	$8.55	0.19	(d)	0.08	0.27	(0.26)	(0.26)	$8.56	3.21%
Year Ended 10/31/18	$9.07	0.44	(d)	(0.49)	(0.05)	(0.47)	(0.47)	$8.55	(0.52)%
Year Ended 10/31/17	$9.62	0.12	(d)	(0.16)	(0.04)	(0.51)	(0.51)	$9.07	(0.36)%
Year Ended 10/31/16	$9.95	0.13	(d)	0.06	0.19	(0.52)	(0.52)	$9.62	1.89%
March 4, 2015(f) through 10/31/15	$10.23	0.10		(0.03)	0.07	(0.35)	(0.35)	$9.95	0.70%
Class Y
Six Months Ended 4/30/19 (unaudited)	$8.56	0.19	(d)	0.08	0.27	(0.26)	(0.26)	$8.57	3.17%
Year Ended 10/31/18	$9.08	0.37	(d)	(0.43)	(0.06)	(0.46)	(0.46)	$8.56	(0.61)%
Year Ended 10/31/17	$9.64	0.10	(d)	(0.15)	(0.05)	(0.51)	(0.51)	$9.08	(0.53)%
Year Ended 10/31/16	$9.96	0.13	(d)	0.06	0.19	(0.51)	(0.51)	$9.64	1.92%
Year Ended 10/31/15	$10.27	0.08		0.14	0.22	(0.53)	(0.53)	$9.96	2.12%
Year Ended 10/31/14	$10.62	0.12		0.08	0.20	(0.55)	(0.55)	$10.27	1.94%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

	Ratios to Average Net Assets
	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
Victory INCORE Fund for Income Fund
Class R6
Six Months Ended 4/30/19 (unaudited)	0.63%	4.56%	0.67	%(e)	$14,649	13%
Year Ended 10/31/18	0.63%	5.01%	0.69	%(e)	$13,741	27%
Year Ended 10/31/17	0.63%	1.31%	0.73	%(e)	$9,407	30%
Year Ended 10/31/16	0.63%	1.37%	0.97	%(e)	$6,286	31%
March 4, 2015(f) through 10/31/15	0.63%	1.24%	0.99	%(e)	$3,896	44%
Class Y
Six Months Ended 4/30/19 (unaudited)	0.71%	4.48%	0.79	%(e)	$45,533	13%
Year Ended 10/31/18	0.71%	4.22%	0.79	%(e)	$31,975	27%
Year Ended 10/31/17	0.68%	1.09%	0.68%		$62,408	30%
Year Ended 10/31/16	0.71%	1.30%	0.89	%(e)	$8,119	31%
Year Ended 10/31/15	0.71%	1.32%	0.90	%(e)	$5,093	44%
Year Ended 10/31/14	0.71%	1.81%	0.82	%(e)	$7,491	32%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$16.22	0.10	(c)	0.84	0.94	(0.19)	(0.48)
Year Ended 10/31/18	$16.53	0.30	(c)	0.01 (e)	0.31	(0.53)	(0.09)
Year Ended 10/31/17	$13.72	0.17	(c)	2.89	3.06	(0.25)	—
Year Ended 10/31/16	$14.00	0.11	(c)	(0.07)	0.04	(0.32)	—
Year Ended 10/31/15	$14.10	0.14		0.03	0.17	(0.27)	—
Year Ended 10/31/14	$12.70	0.08		1.67	1.75	(0.35)	—
Class I
Six Months Ended 4/30/19 (unaudited)	$16.21	0.14	(c)	0.84	0.98	(0.23)	(0.48)
Year Ended 10/31/18	$16.53	0.36	(c)	(0.01)	0.35	(0.58)	(0.09)
Year Ended 10/31/17	$13.71	0.22	(c)	2.90	3.12	(0.30)	—
Year Ended 10/31/16	$13.98	0.17	(c)	(0.07)	0.10	(0.37)	—
Year Ended 10/31/15	$14.09	0.18		0.03	0.21	(0.32)	—
Year Ended 10/31/14	$12.68	0.20		1.62	1.82	(0.41)	—

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended 4/30/19 (unaudited)	(0.67)	$16.49	6.16%	1.51%	1.21%	1.51%		$15,182	16%
Year Ended 10/31/18	(0.62)	$16.22	1.87%	1.27%	1.79%	1.27%		$14,268	41%
Year Ended 10/31/17	(0.25)	$16.53	22.57%	1.30%	1.12%	1.30%		$33,040	39%
Year Ended 10/31/16	(0.32)	$13.72	0.29%	1.48%	0.80%	1.48%		$14,350	22%
Year Ended 10/31/15	(0.27)	$14.00	1.21%	1.39%	0.75%	1.39%		$10,396	32%
Year Ended 10/31/14	(0.35)	$14.10	14.03%	1.52%	0.66%	1.52%		$6,964	28%
Class I
Six Months Ended 4/30/19 (unaudited)	(0.71)	$16.48	6.48%	0.94%	1.79%	0.94%		$178,977	16%
Year Ended 10/31/18	(0.67)	$16.21	2.16%	0.94%	2.17%	0.94%		$126,871	41%
Year Ended 10/31/17	(0.30)	$16.53	23.07%	0.94%	1.47%	0.94%		$78,879	39%
Year Ended 10/31/16	(0.37)	$13.71	0.77%	0.99%	1.26%	0.99%		$53,438	22%
Year Ended 10/31/15	(0.32)	$13.98	1.54%	1.00%	1.14%	1.01	%(f)	$40,024	32%
Year Ended 10/31/14	(0.41)	$14.09	14.68%	1.00%	1.17%	1.08	%(f)	$30,683	28%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2019

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Diversified Stock Fund	Diversified Stock Fund	Class A, C, I, R, R6, and Y
Victory NewBridge Large Cap Growth Fund	NewBridge Large Cap Growth Fund	Class A, C, I and Y
Victory Special Value Fund	Special Value Fund	Class A, C, I, R and Y
Victory Strategic Allocation Fund	Strategic Allocation Fund	Class A, C, I and R
Victory INCORE Fund for Income	INCORE Fund for Income	Class A, C, I, R, R6 and Y
Victory INCORE Investment Grade Convertible Fund	INCORE Investment Grade Convertible Fund	Class A and I

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of April 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$306,924	$—	$306,924
Exchange-Traded Funds	9,673	—	9,673
Collateral for Securities Loaned	7,403	—	7,403
Total	324,000	—	324,000
NewBridge Large Cap Growth Fund
Common Stocks	18,679	—	18,679
Collateral for Securities Loaned	706	—	706
Total	19,385	—	19,385
Special Value Fund
Common Stocks	58,093	—	58,093
Exchange-Traded Funds	1,831	—	1,831
Collateral for Securities Loaned	1,092	—	1,092
Total	61,016	—	61,016
Strategic Allocation Fund
Affiliated Exchange-Traded Funds	4,740	—	4,740
Affiliated Mutual Funds	22,477	—	22,477
Total	27,217	—	27,217

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
INCORE Fund for Income
Government National Mortgage Association	$—	$578,747	$578,747
U.S. Treasury Obligations	—	78,483	78,483
Investment Companies	100	—	100
Total	100	657,230	657,330
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	134,717	134,717
Convertible Preferred Stocks	16,962	38,456	55,418
Collateral for Securities Loaned	8,025	—	8,025
Total	$24,987	$173,173	$198,160

For the six months ended April 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities and the segregated assets are identified in the Schedules of Portfolio Investments.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of April 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
Diversified Stock Fund	$7,259	$7,403	$—	$—	$—	$144
NewBridge Large Cap Growth Fund	685	706	—	—	—	21
Special Value Fund	1,073	1,092	—	—	—	19
INCORE Investment Grade Convertible Fund	7,851	8,025	—	—	—	174

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Fund for Income Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Diversified Stock Fund, Strategic Allocation Fund, and INCORE Investment Grade Convertible Fund. Dividends from net investment income, if any, are declared and paid annually for the NewBridge Large Cap Growth Fund and Special Value Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

During the year ended October 31, 2018, the Strategic Allocation Fund applied a change in accounting estimate for an interest and penalties liability due to the IRS resulting from the assets and liabilities acquired from the Compass EMP Multi-Asset Balance Fund ("Balanced Fund") in a merger transaction dated July 22, 2016. This change in accounting estimate is disclosed in the Strategic Allocation Fund's Financial Highlights for the year ended October 31, 2018. The resulting change in accounting estimate had no impact to the Fund's net assets or results of operations, as the liability for the interest and penalties paid to the IRS were reimbursed by the Balanced Fund's former Administrator.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended April 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2019 were as follows (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$257,985	$340,936	$—	$—
NewBridge Large Cap Growth Fund	6,574	12,882	—	—
Special Value Fund	42,345	51,347	—	—
Strategic Allocation Fund	1,371	7,688	—	—
INCORE Fund for Income	—	—	95,504	77,605
INCORE Investment Grade Convertible Fund	65,845	23,938	—	—

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Flat Rate
Strategic Allocation Fund	0.10%
Adviser Fee Tier Rate
Diversified Stock Fund
Up to $800 million	0.65%
$800 million — $2.4 billion	0.60%
Over $2.4 billion	0.55%
NewBridge Large Cap Growth Fund
Up to $400 million	0.75%
$400 million — $800 million	0.65%
Over $800 million	0.60%
Special Value Fund
Up to $400 million	0.75%
$400 million — $800 million	0.65%
Over $800 million	0.60%
INCORE Fund for Income
Up to $400 million	0.50%
$400 million — $800 million	0.45%
Over $800 million	0.40%
INCORE Investment Grade Convertible Fund
Up to $400 million	0.75%
$400 million — $800 million	0.65%
Over $800 million	0.60%

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Victory Funds Complex compensates the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for INCORE Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of INCORE Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended April 30, 2019, the Distributor received approximately $13 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2019, the expense limits (excluding voluntary waivers) are as follows:

	In effect November 1, 2018 until February 29, 2020
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
Diversified Stock Fund	N/A	N/A	N/A	N/A	0.78%	0.86%
NewBridge Large Cap Growth Fund	1.36%	2.10%	0.95%	1.65%	N/A	1.02%

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

	In effect November 1, 2018 until February 29, 2020
	Class A Shares		Class C Shares		Class I Shares		Class R Shares		Class R6 Shares	Class Y Shares
Special Value Fund	N/A		2.20%		1.15%		N/A		N/A	1.10%
Strategic Allocation Fund	0.40%		1.15%		0.15%		0.65%		N/A	N/A
INCORE Fund for Income	0.91	%(a)	1.71	%(a)	0.64	%(a)	0.91	%(a)	0.63%	0.71%
INCORE Investment Grade Convertible Fund	N/A		N/A		N/A		N/A		N/A	N/A

(a) In effect from March 1, 2019 until at least February 29, 2020

	Was in effect from November 1, 2018 until February 28, 2019
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
INCORE Fund for Income	N/A	N/A	N/A	N/A	0.63%	0.71%

The Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Strategic Allocation Fund is no longer subject to repaying waived or reimbursed fees to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

As of April 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 10/31/19	Expires 10/31/20	Expires 10/31/21	Expires 10/31/22	Total
Diversified Stock Fund	$23	$20	$27	$14	$84
NewBridge Large Cap Growth Fund	19	43	64	36	162
Special Value Fund	10	12	21	16	59
INCORE Fund for Income	29	8	42	34	113

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $30 thousand and $14 thousand for the six months ended April 30, 2019 in the Special Value Fund and Strategic Allocation Fund, respectively.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The INCORE Fund for Income Fund and the INCORE Investment Grade Convertible Bond Fund are subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The current agreement was amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended April 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest charged to each Fund during the period is presented on the Statements of Operations under line of credit fees.

The Funds did not utilize the Line of Credit during the six months ended April 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statements of Operations under interfund lending fees. As a Lender, interest earned by each Fund during the period is presented on the Statements of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2019 were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2019	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
NewBridge Large Cap Growth Fund	Borrower	$—	$1,890	2	2.99%	$1,895
Special Value Fund	Borrower	—	855	2	3.16%	1,044
Strategic Allocation Fund	Borrower	—	499	25	2.95%	1,585

*  For the six months ended April 30, 2019, based on the number of days borrowings were outstanding.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

7. Federal Income Tax Information:

The tax character of distributions paid during the most recent tax year ended, was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Year Ended October 31, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Diversified Stock Fund	$33,530	$63,180	$96,710	$96,710
NewBridge Large Cap Growth Fund	—	8,952	8,592	8,592
Special Value Fund	258	—	258	258
Strategic Allocation Fund	893	448	1,341	1,341
INCORE Fund for Income	37,153	—	37,153	37,153
INCORE Investment Grade Convertible Fund	4,734	661	5,395	5,395

As of the most recent tax year ended October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Diversified Stock Fund	$24,662	$14,832	$39,494	$—	$—	$39,037	$78,531
NewBridge Large Cap Growth Fund	29	7,117	7,146	—	—	9,080	16,226
Special Value Fund	3,951	2,620	6,571	—	—	4,247	10,818
Strategic Allocation Fund	—	255	255	—	—	(958)	(703)
INCORE Fund for Income	2,927	—	2,927	(251,767)	—	(64,827)	(313,667)
INCORE Investment Grade Convertible Fund	1,090	4,018	5,108	—	—	7,101	12,209

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2018, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2018 and specified losses incurred after October 31, 2018. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended October 31, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration (amounts in thousands):

	2019	Total
INCORE Fund for Income	$10,878	$10,878

CLCFs not subject to expiration (amounts in thousands):

	Short-Term Amount	Long-Term Amount	Total
INCORE Fund for Income	$91,980	$148,909	$240,889

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

At April 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Stock Fund	$273,735	$56,373	$(6,108)	$50,265
NewBridge Large Cap Growth Fund	11,454	8,023	(92)	7,931
Special Value Fund	52,764	9,416	(1,164)	8,252
Strategic Allocation Fund	27,396	1,533	(1,712)	(179)
INCORE Fund for Income	709,157	2,826	(54,653)	(51,827)
INCORE Investment Grade Convertible Fund	183,280	20,174	(5,294)	14,880

8. Affiliated Securities:

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds. Transactions during the period ended April 30, 2019 with funds which are affiliates were as follows (amounts in thousands):

	Fair Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value April 30, 2019	Dividend Income
Strategic Allocation Fund
Victory INCORE Total Return Bond Fund	$4,230	$56	$(1,103)	$(90)	$186	$3,279	$56
Victory Trivalent Emerging Markets Small-Cap Fund	2,255	189	(557)	28	237	2,152	36
Victory Integrity Discovery Fund	1,118	124	(257)	59	(82)	962	15
VictoryShares US Multi-Factor Min Vol WTD ETF	2,501	—	(630)	48	13	1,932	27
VictoryShares US Small Cap Volatility WTD ETF	1,137	—	(274)	5	29	897	9
VictoryShares International Volatility WTD ETF	2,279	—	(489)	(56)	177	1,911	22
Victory Market Neutral Income Fund	7,695	92	(1,849)	(21)	(22)	5,895	92
Victory RS Global Fund	9,643	405	(2,708)	213	474	8,027	191
Victory Sophus Emerging Markets Small Cap Fund	2,156	505	(595)	112	(16)	2,162	207
Total	$33,014	$1,371	$(8,462)	$298	$996	$27,217	$655

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
INCORE Investment Grade Convertible Fund	Morgan Stanley Smith Barney, LLC	38.3%
NewBridge Large Cap Growth Fund	Raymond James & Associates, Inc.	28.4%
Special Value Fund	Talcott Resolution Life Insurance Company	33.1%

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10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds' financial statements.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

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Change in Independent Registered Public Accounting Firm:

On August 29, 2018, the Board of Trustees appointed, upon recommendation of the Audit Committee, Cohen & Company, Ltd ("Cohen") as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2019. Cohen, located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for other Victory Funds and VictoryShares ETFs.

Ernst & Young, LLP ("EY") resigned as the independent registered public accounting firm of the Trust on September 6, 2018, subsequent to notification from the Audit Committee on August 29, 2018. EY's report on the financial statements of the Trust for the past three fiscal years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's three most recent fiscal years and through September 6, 2018, there were no (1) disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to EY's satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) "reportable events," as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Trustee and Officer Information Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Nigel D. T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007- July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Victory Portfolios	Supplemental Information — continued April 30, 2019

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	Beginning Account Value 11/1/18	Actual Ending Account Value 4/30/19	Hypothetical Ending Account Value 4/30/19	Actual Expenses Paid During Period 11/1/18- 4/30/19*	Hypothetical Expenses Paid During Period 11/1/18- 4/30/19*	Annualized Expense Ratio During Period 11/1/18- 4/30/19
Diversified Stock Fund
Class A Shares	$1,000.00	$1,077.60	$1,019.44	$5.56	$5.41	1.08%
Class C Shares	1,000.00	1,072.10	1,014.73	10.43	10.14	2.03%
Class I Shares	1,000.00	1,078.50	1,020.63	4.33	4.21	0.84%
Class R Shares	1,000.00	1,075.90	1,018.00	7.05	6.85	1.37%
Class R6 Shares	1,000.00	1,078.70	1,020.93	4.02	3.91	0.78%
Class Y Shares	1,000.00	1,078.20	1,020.53	4.43	4.31	0.86%
Newbridge Large Cap Growth Fund
Class A Shares	1,000.00	1,117.60	1,018.05	7.14	6.80	1.36%
Class C Shares	1,000.00	1,111.90	1,014.38	11.00	10.49	2.10%
Class I Shares	1,000.00	1,119.60	1,020.08	4.99	4.76	0.95%
Class Y Shares	1,000.00	1,118.70	1,019.74	5.36	5.11	1.02%
Special Value Fund
Class A Shares	1,000.00	1,073.50	1,018.79	6.22	6.06	1.21%
Class C Shares	1,000.00	1,069.10	1,014.38	10.77	10.49	2.10%
Class I Shares	1,000.00	1,074.30	1,019.59	5.40	5.26	1.05%
Class R Shares	1,000.00	1,072.30	1,017.36	7.71	7.50	1.50%
Class Y Shares	1,000.00	1,074.90	1,019.84	5.14	5.01	1.00%
Strategic Allocation Fund
Class A Shares	1,000.00	1,076.90	1,022.76	2.11	2.06	0.41%
Class C Shares	1,000.00	1,072.20	1,019.04	5.96	5.81	1.16%
Class I Shares	1,000.00	1,077.50	1,024.00	0.82	0.80	0.16%
Class R Shares	1,000.00	1,075.40	1,021.47	3.45	3.36	0.67%
INCORE Fund for Income Fund
Class A Shares	1,000.00	1,030.50	1,020.13	4.73	4.71	0.94%
Class C Shares	1,000.00	1,027.00	1,016.22	8.69	8.65	1.73%
Class I Shares	1,000.00	1,032.00	1,021.57	3.27	3.26	0.65%
Class R Shares	1,000.00	1,030.50	1,020.18	4.68	4.66	0.93%
Class R6 Shares	1,000.00	1,032.10	1,021.67	3.17	3.16	0.63%
Class Y Shares	1,000.00	1,031.70	1,021.27	3.58	3.56	0.71%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	1,061.60	1,017.31	7.72	7.55	1.51%
Class I Shares	1,000.00	1,064.80	1,020.13	4.81	4.71	0.94%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued April 30, 2019

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2018. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 23, 2018. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant, and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds using the standard retail Morningstar categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including as a result of input from the Adviser, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts.

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The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through February 29, 2020. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Diversified Stock Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for all of the periods reviewed except the Fund outperformed the peer group for the one-year period. The Board noted that the Fund's portfolio management team changed in May 2017. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Large Cap Growth Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for the three-, five- and ten-year periods, outperformed the benchmark index for the one-year period, and matched the performance for the peer group for the one-year period. The Adviser discussed the Fund's performance in the context of the Fund's investment strategy. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser the Fund's investment strategy and market conditions.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Special Value Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed,

Victory Portfolios	Supplemental Information — continued April 30, 2019

  (Unaudited)

underperformed the peer group for the three-, five- and ten-year periods, and outperformed the peer group for the one-year period. The Board noted that the Fund's portfolio management team changed in May 2017. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; (4) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (5) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Strategic Allocation Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group for all of the periods reviewed. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015. The Board brought the Fund's underperformance as compared to its benchmark index to management's attention and discussed with the Adviser the Fund's benchmark index.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and the benchmark index for the five- and ten-year periods, and underperformed both the peer group and the benchmark index for the one- and three-year periods. The Board brought the Fund's recent underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Investment Grade Convertible Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group for the ten-year period, and outperformed the peer group for the one-, three- and five-year period. The Board noted that the Fund changed its benchmark index in August 2017.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

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Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI  (4/19)

April 30, 2019

Semi Annual Report

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the Victory Funds or your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

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Victory Portfolios

Table of Contents

Financial Statements
Victory Sycamore Established Value Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	12-13
Statement of Operations	14
Statements of Changes in Net Assets	15-17
Financial Highlights	18-21
Victory Sycamore Small Company Opportunity Fund
Investment Objectives & Portfolio Holdings	4
Schedule of Portfolio Investments	8
Statement of Assets and Liabilities	12-13
Statement of Operations	14
Statements of Changes in Net Assets	15-17
Financial Highlights	22-23
Notes to Financial Statements	24
Supplemental Information
Trustee and Officer Information	33
Proxy Voting and Portfolio Holdings Information	37
Expense Examples	37
Advisory Contract Approval	39
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

This page is intentionally left blank.

3

Victory Portfolios	April 30, 2019

  (Unaudited)

Investment Objectives & Portfolio Holdings:

(As a Percentage of Total Investments)

Sycamore Established Value Fund Seeks to provide long-term capital growth.

Portfolio Holdings

As a Percentage of Total Investments

Sycamore Small Company Opportunity Fund Seeks to provide capital appreciation.

Portfolio Holdings

As a Percentage of Total Investments

4

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Communication Services (3.6%):
CBS Corp., Class B	2,638,200	$135,261
Cinemark Holdings, Inc. (a)	3,992,300	167,876
The Interpublic Group of Co., Inc.	4,636,800	106,646
		409,783
Consumer Discretionary (9.1%):
AutoNation, Inc. (a) (b)	2,565,077	107,554
BorgWarner, Inc.	4,185,525	174,829
Carter's, Inc. (a)	2,047,200	216,819
Darden Restaurants, Inc. (a)	1,367,425	160,809
Hasbro, Inc.	2,081,925	212,065
Yum! Brands, Inc.	1,483,775	154,891
		1,026,967
Consumer Staples (8.1%):
Archer-Daniels-Midland Co.	6,050,100	269,833
Hormel Foods Corp. (a)	2,606,175	104,091
Ingredion, Inc.	247,975	23,496
Kimberly-Clark Corp.	1,354,375	173,875
Sysco Corp.	2,419,300	170,246
The Kroger Co.	6,690,900	172,492
		914,033
Energy (4.8%):
Cimarex Energy Co. (a)	2,563,900	176,037
Devon Energy Corp.	5,613,375	180,415
Parsley Energy, Inc., Class A (b)	5,093,000	101,656
PDC Energy, Inc. (b)	1,984,350	86,299
		544,407
Financials (19.9%):
Aflac, Inc.	3,945,675	198,783
Alleghany Corp. (b)	358,812	235,697
American Financial Group, Inc.	1,550,625	160,536
Arthur J. Gallagher & Co.	1,693,775	141,633
E*TRADE Financial Corp.	3,464,500	175,512
FNF Group	4,543,525	181,514
Markel Corp. (a) (b)	107,025	114,678
Prosperity Bancshares, Inc. (a)	2,634,600	194,012
SunTrust Banks, Inc.	3,192,150	209,022
The Allstate Corp.	2,125,425	210,545
The Travelers Co., Inc.	1,526,875	219,489
W.R. Berkley Corp.	3,084,748	189,095
		2,230,516
Health Care (4.0%):
AmerisourceBergen Corp.	1,996,875	149,286
Quest Diagnostics, Inc.	2,250,175	216,872
STERIS PLC	650,000	85,137
		451,295

See notes to financial statements.

5

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (14.4%):
AGCO Corp. (a)	2,334,868	$165,263
Alaska Air Group, Inc.	2,013,900	124,660
Hubbell, Inc.	821,400	104,811
Ingersoll-Rand PLC	697,975	85,579
Landstar System, Inc.	1,681,950	183,265
ManpowerGroup, Inc.	1,317,175	126,501
Owens Corning, Inc.	2,827,600	144,971
Parker-Hannifin Corp.	884,550	160,174
Quanta Services, Inc.	3,476,375	141,141
Republic Services, Inc., Class A	1,421,600	117,737
Textron, Inc.	3,724,525	197,400
Xylem, Inc.	872,400	72,758
		1,624,260
Information Technology (14.5%):
Black Knight, Inc. (b)	2,770,246	156,297
Coherent, Inc. (a) (b)	807,425	119,507
DXC Technology Co.	2,060,293	135,444
Fidelity National Information Services, Inc.	1,008,000	116,857
Flextronics International Ltd. (b)	12,903,825	142,458
Hewlett Packard Enterprises Co.	7,870,819	124,438
Keysight Technologies, Inc. (b)	863,175	75,122
Leidos Holdings, Inc. (a)	2,298,400	168,887
MAXIMUS, Inc. (a)	2,244,950	165,341
Motorola Solutions, Inc.	1,158,600	167,893
Nuance Communications, Inc. (a) (b)	10,651,800	179,269
Synopsys, Inc. (b)	697,850	84,496
		1,636,009
Materials (7.4%):
AptarGroup, Inc.	910,200	101,251
Avery Dennison Corp. (a)	1,062,300	117,543
Eastman Chemical Co.	3,141,800	247,825
Packaging Corp. of America	905,850	89,824
Reliance Steel & Aluminum Co.	2,993,846	275,314
		831,757
Real Estate (6.6%):
Healthcare Trust of America, Inc., Class A	6,318,100	174,253
Highwoods Properties, Inc.	2,586,900	115,324
Lamar Advertising Co., Class A	2,317,700	191,604
National Retail Properties, Inc.	2,055,925	108,183
Public Storage	702,825	155,451
		744,815
Utilities (3.7%):
Alliant Energy Corp.	2,724,100	128,659
DTE Energy Co.	1,137,475	142,992
Xcel Energy, Inc.	2,476,675	139,932
		411,583
Total Common Stocks (Cost $9,068,420)		10,825,425

See notes to financial statements.

6

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index ETF (a)	1,896,800	$170,143
Total Exchange-Traded Funds (Cost $133,210)		170,143
Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.50% (c)	17,493,273	17,493
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.34% (c)	39,651,199	39,651
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.49% (c)	3,501,302	3,501
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	13,991,523	13,992
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	37,476,026	37,476
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	32,480,089	32,480
Total Collateral for Securities Loaned (Cost $144,593)		144,593
Total Investments (Cost $9,346,223) — 98.9%		11,140,161
Other assets in excess of liabilities — 1.1%		125,731
NET ASSETS — 100.00%		$11,265,892

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on April 30, 2019.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

7

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Communication Services (1.3%):
The E.W. Scripps Co., Class A	3,033,400	$69,131
Consumer Discretionary (11.2%):
Asbury Automotive Group, Inc. (a)	703,050	56,371
Choice Hotels International, Inc. (b)	948,075	78,728
Churchill Downs, Inc.	197,700	19,938
Core-Mark Holding Co., Inc.	1,497,750	54,443
Culp, Inc.	542,970	11,142
Dunkin' Brands Group, Inc.	642,950	47,983
Helen of Troy Ltd. (a)	427,575	61,571
Oxford Industries, Inc. (b)	437,150	36,310
Penske Automotive Group, Inc. (b)	1,362,775	62,578
Steven Madden Ltd.	1,459,262	53,044
Texas Roadhouse, Inc.	508,900	27,486
Unifi, Inc. (a) (d)	1,302,900	26,319
Wolverine World Wide, Inc.	1,941,293	71,459
		607,372
Consumer Staples (6.2%):
Casey's General Stores, Inc. (b)	416,900	55,177
Flowers Foods, Inc. (b)	2,422,175	52,658
Performance Food Group Co. (a)	1,837,482	75,245
Sanderson Farms, Inc. (b)	564,025	85,523
The Andersons, Inc. (d)	2,161,482	70,680
		339,283
Energy (2.4%):
Helix Energy Solutions Group, Inc. (a)	5,856,495	45,798
SRC Energy, Inc. (a)	7,710,850	47,422
Unit Corp. (a)	2,750,700	37,299
		130,519
Financials (23.8%):
American Financial Group, Inc.	354,553	36,707
AMERISAFE, Inc.	842,350	49,884
Associated Banc-Corp.	2,905,234	65,920
Axis Capital Holdings Ltd.	1,279,275	72,727
Bank of Hawaii Corp.	893,175	73,580
Brown & Brown, Inc.	1,222,999	38,830
Columbia Banking System, Inc.	1,185,450	44,502
Eagle Bancorp, Inc. (a) (b)	1,118,050	61,783
FBL Financial Group, Inc., Class A	627,485	39,199
First American Financial Corp.	1,464,700	83,577
Hanover Insurance Group, Inc.	487,275	58,770
Horace Mann Educators Corp.	1,962,400	75,709
Independent Bank Corp. (b)	611,521	49,062
Kinsale Capital Group, Inc.	263,877	19,157
Lakeland Financial Corp. (b)	793,450	37,887
Pinnacle Financial Partners, Inc. (b)	1,305,375	75,803

See notes to financial statements.

8

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ProAssurance Corp. (b)	450,975	$16,925
RenaissanceRe Holdings Ltd.	489,200	76,003
South State Corp. (b)	1,023,500	77,438
State Auto Financial Corp.	1,148,294	38,617
Sterling BanCorp	1,783,050	38,193
UMB Financial Corp. (b)	992,450	69,333
Virtus Investment Partners, Inc.	244,875	30,024
White Mountains Insurance Group Ltd.	70,100	65,827
		1,295,457
Health Care (4.1%):
AngioDynamics, Inc. (a) (d)	3,058,425	62,820
Avanos Medical, Inc., Class I (a)	1,855,425	77,834
Hanger, Inc. (a) (d)	2,072,850	41,188
NuVasive, Inc. (a) (b)	702,075	42,546
		224,388
Industrials (21.9%):
ABM Industries, Inc. (b)	1,578,025	59,918
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,070,000	36,230
Alamo Group, Inc. (d)	649,350	67,298
Applied Industrial Technologies, Inc.	917,225	54,978
Carlisle Cos., Inc.	495,284	70,043
Crane Co.	826,825	70,322
EMCOR Group, Inc.	1,084,325	91,236
Encore Wire Corp.	665,813	39,476
Forward Air Corp.	725,275	45,924
FTI Consulting, Inc. (a)	471,750	40,089
Granite Construction, Inc. (b)	989,815	44,433
Marten Transport Ltd.	1,835,700	36,310
Milacron Holdings Corp. (a)	2,992,500	43,720
Mueller Industries, Inc.	1,151,975	33,603
MYR Group, Inc. (a) (d)	1,124,463	40,649
Saia, Inc. (a)	290,775	18,723
TriMas Corp. (a)	1,434,550	44,371
UniFirst Corp.	466,425	73,756
Universal Forest Products, Inc.	1,905,650	70,414
Viad Corp.	938,350	57,530
Watts Water Technologies, Inc., Class A (b)	785,700	67,248
Werner Enterprises, Inc. (b)	1,292,800	43,309
Woodward, Inc.	379,200	41,295
		1,190,875
Information Technology (10.1%):
ADTRAN, Inc. (b) (d)	2,591,600	44,420
Advanced Energy Industries, Inc. (a) (b)	460,950	26,624
Anixter International, Inc. (a)	1,152,650	72,468
Electronics For Imaging, Inc. (a) (b)	1,432,300	53,267
Littelfuse, Inc. (b)	217,600	43,748
LogMeIn, Inc.	622,025	51,255
ManTech International Corp., Class A	959,300	59,467

See notes to financial statements.

9

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MAXIMUS, Inc.	882,975	$65,032
MicroStrategy, Inc., Class A (a)	348,200	52,125
Nice Ltd., ADR (a) (b)	275,300	37,953
Sykes Enterprises, Inc. (a)	1,598,825	44,367
		550,726
Materials (8.2%):
Cabot Corp.	916,533	41,592
Kaiser Aluminum Corp.	393,825	38,752
Minerals Technologies, Inc.	1,003,025	62,960
Orion Engineered Carbons SA (d)	2,983,750	60,481
PolyOne Corp.	1,659,700	45,874
Sensient Technologies Corp. (b)	695,200	48,747
Sonoco Products Co.	852,550	53,762
Valvoline, Inc. (b)	2,314,200	42,813
Worthington Industries, Inc.	1,240,964	49,800
		444,781
Real Estate (5.0%):
American Assets Trust, Inc.	953,325	44,034
Healthcare Realty Trust, Inc. (b)	2,086,475	64,430
LTC Properties, Inc.	753,975	33,974
Rayonier, Inc.	1,236,625	39,312
Urstadt Biddle Properties, Inc., Class A	394,200	8,645
Washington Real Estate Investment Trust (b)	2,861,425	80,807
		271,202
Utilities (3.0%):
ALLETE, Inc.	593,800	48,365
MGE Energy, Inc.	528,500	35,827
NorthWestern Corp.	602,150	42,060
ONE Gas, Inc.	405,000	35,851
		162,103
Total Common Stocks (Cost $4,476,412)		5,285,837
Exchange-Traded Funds (1.4%)
iShares Russell 2000 Value Index Fund ETF (b)	612,100	76,102
Total Exchange-Traded Funds (Cost $71,592)		76,102
Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.50% (c)	20,067,366	20,067
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.34% (c)	45,485,776	45,486
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.49% (c)	4,016,510	4,017
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	16,050,226	16,050

See notes to financial statements.

10

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2019

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	42,990,532	$42,991
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.53% (c)	37,259,454	37,259
Total Collateral for Securities Loaned (Cost $165,870)		165,870
Total Investments (Cost $4,713,874) — 101.6%		5,527,809
Liabilities in excess of other assets — (1.6)%		(84,599)
NET ASSETS — 100.00%		$5,443,210

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2019.

(d)  Affiliated security (See Note 8)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

11

Victory Portfolios	Statements of Assets and Liabilities April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
ASSETS:
Affiliated investments, at value (Cost $— and $409,320)	$—		$413,855
Unaffiliated investments, at value (Cost $9,346,223 and $4,304,554)	11,140,161	(a)	5,113,954	(b)
Cash and cash equivalents	257,623		96,389
Interest and dividends receivable	5,696		1,714
Receivable for capital shares issued	10,656		4,420
Receivable for investments sold	33,458		11,341
Prepaid expenses	144		59
Total Assets	11,447,738		5,641,732
LIABILITIES:
Payables:
Collateral received on loaned securities	144,593		165,870
Investments purchased	11,921		22,547
Capital shares redeemed	18,335		5,217
Accrued expenses and other payables:
Investment advisory fees	4,124		3,327
Administration fees	559		269
Custodian fees	73		33
Transfer agent fees	1,117		657
Chief Compliance Officer fees	7		3
Trustees' fees	33		15
12b-1 fees	412		109
Other accrued expenses	672		475
Total Liabilities	181,846		198,522
NET ASSETS:
Capital	9,421,311		4,563,886
Total distributable earnings/(loss)	1,844,581		879,324
Net Assets	$11,265,892		$5,443,210
Net Assets
Class A Shares	$1,944,536		$484,811
Class C Shares	84,777		—
Class I Shares	3,412,402		4,393,554
Class R Shares	878,476		292,821
Class R6 Shares	4,385,489		238,783
Class Y Shares	560,212		33,241
Total	$11,265,892		$5,443,210
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	49,731		11,056
Class C Shares	2,218		—
Class I Shares	87,207		99,145
Class R Shares	22,777		7,164
Class R6 Shares	112,036		5,395
Class Y Shares	14,317		755
Total	288,286		123,515

(continues on next page)

See notes to financial statements.

12

Victory Portfolios	Statements of Assets and Liabilities April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$39.10	$43.85
Class C Shares (d)	38.20	—
Class I Shares	39.13	44.31
Class R Shares	38.57	40.87
Class R6 Shares	39.14	44.26
Class Y Shares	39.13	44.03
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$41.49	$46.52

(a)  Includes $142,351 of securities on loan.

(b)  Includes $161,326 of securities on loan.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

13

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Investment Income:
Interest from non-affiliates	$1,928	$1,092
Dividends from affiliates	—	2,081
Dividends from non-affiliates	101,860	44,154
Interfund lending	26	—	(a)
Securities lending (net of fees)	159	219
Foreign tax withholding	—	(144)
Total Income	103,973	47,402
Expenses:
Investment advisory fees	23,801	19,208
Administration fees	3,307	1,591
12b-1 fees — Class A Shares	2,352	583
12b-1 fees — Class C Shares	417	—
12b-1 fees — Class R Shares	2,117	695
Custodian fees	221	109
Transfer agent fees — Class A Shares	1,225	354
Transfer agent fees — Class C Shares	54	—
Transfer agent fees — Class I Shares	928	1,181
Transfer agent fees — Class R Shares	388	140
Transfer agent fees — Class R6 Shares	584	1
Transfer agent fees — Class Y Shares	168	27
Trustees' fees	461	221
Chief Compliance Officer fees	43	21
Legal and audit fees	293	143
Line of credit fees	13	6
State registration and filing fees	170	86
Other expenses	594	399
Total Expenses	37,136	24,765
Net Investment Income (Loss)	66,837	22,637
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from affiliated investment transactions	—	203
Net realized gains (losses) from unaffiliated investment transactions	58,032	63,586
Net change in unrealized appreciation/depreciation on affiliated investments	—	1,262
Net change in unrealized appreciation/depreciation on unaffiliated investments	762,460	354,590
Net realized/unrealized gains (losses) on investments	820,492	419,641
Change in net assets resulting from operations	$887,329	$442,278

(a)  Rounds to less than $1.

See notes to financial statements.

14

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$66,837	$115,445	$22,637	$36,531
Net realized gains (losses) from affiliated and unaffiliated investment transactions	58,032	836,605	63,789	564,832
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments	762,460	(717,844)	355,852	(586,086)
Change in net assets resulting from operations	887,329	234,206	442,278	15,277
Distributions to Shareholders:
Class A Shares	(160,144)	(75,454)	(53,953)	(30,027)
Class C Shares	(7,109)	(2,641)	—	—
Class I Shares	(293,887)	(186,691)	(475,137)	(216,065)
Class R Shares	(73,039)	(31,232)	(33,313)	(17,144)
Class R6 Shares	(325,573)	(59,772)	(23,009)	(4,823)
Class Y Shares	(39,659)	(15,681)	(3,713)	(1,762)
Change in net assets resulting from distributions to shareholders	(899,411)	(371,471)	(589,125)	(269,821)
Change in net assets resulting from capital transactions	502,412	354,771	461,592	321,072
Change in net assets	490,330	217,506	314,745	66,528
Net Assets:
Beginning of period	10,775,562	10,558,056	5,128,465	5,061,937
End of period	$11,265,892	$10,775,562	$5,443,210	$5,128,465

(continues on next page)

See notes to financial statements.

15

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$216,021	$391,843	$58,590	$118,885
Distributions reinvested	133,470	62,087	45,327	24,644
Cost of shares redeemed	(408,594)	(815,800)	(91,645)	(236,724)
Total Class A Shares	$(59,103)	$(361,870)	$12,272	$(93,195)
Class C Shares
Proceeds from shares issued	$2,717	$7,132	$—	—
Distributions reinvested	6,603	2,424	—	—
Cost of shares redeemed	(13,716)	(20,048)	—	—
Total Class C Shares	$(4,396)	$(10,492)	$—	—
Class I Shares
Proceeds from shares issued	$513,644	$1,395,898	$409,023	$993,338
Distributions reinvested	254,486	169,868	434,644	200,613
Cost of shares redeemed	(823,568)	(3,383,407)	(459,343)	(866,339)
Total Class I Shares	$(55,438)	$(1,817,641)	$384,324	$327,612
Class R Shares
Proceeds from shares issued	$69,266	$153,972	$25,812	$37,214
Distributions reinvested	69,983	29,591	31,790	16,163
Cost of shares redeemed	(151,967)	(284,445)	(41,366)	(85,267)
Total Class R Shares	$(12,718)	$(100,882)	$16,236	$(31,890)
Class R6 Shares
Proceeds from shares issued	$599,844	$3,025,909	$43,493	$147,778
Distributions reinvested	316,723	58,065	22,339	4,823
Cost of shares redeemed	(386,968)	(404,289)	(18,867)	(32,850)
Total Class R6 Shares	$529,599	$2,679,685	$46,965	$119,751
Class Y Shares
Proceeds from shares issued	$180,049	$229,752	$4,797	$4,999
Distributions reinvested	34,342	13,058	1,272	517
Cost of shares redeemed	(109,923)	(276,839)	(4,274)	(6,722)
Total Class Y Shares	$104,468	$(34,029)	$1,795	$(1,206)
Change in net assets resulting from capital transactions	$502,412	$354,771	$461,592	$321,072

(continues on next page)
See notes to financial statements.

16

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	5,957	9,528	1,407	2,480
Reinvested	4,008	1,524	1,215	524
Redeemed	(11,051)	(19,865)	(2,166)	(4,924)
Total Class A Shares	(1,086)	(8,813)	456	(1,920)
Class C Shares
Issued	77	178	—	—
Reinvested	203	61	—	—
Redeemed	(391)	(498)	—	—
Total Class C Shares	(111)	(259)	—	—
Class I Shares
Issued	13,978	33,958	9,712	20,357
Reinvested	7,629	4,167	11,502	4,219
Redeemed	(23,135)	(80,850)	(10,959)	(17,803)
Total Class I Shares	(1,528)	(42,725)	10,255	6,773
Class R Shares
Issued	1,882	3,819	661	819
Reinvested	2,131	736	915	366
Redeemed	(4,227)	(6,994)	(1,054)	(1,887)
Total Class R Shares	(214)	(2,439)	522	(702)
Class R6 Shares
Issued	16,388	72,178	1,037	3,032
Reinvested	9,488	1,413	592	102
Redeemed	(10,481)	(9,777)	(447)	(673)
Total Class R6 Shares	15,395	63,814	1,182	2,461
Class Y Shares
Issued	4,919	5,577	118	103
Reinvested	1,029	320	34	11
Redeemed	(2,975)	(6,717)	(104)	(140)
Total Class Y Shares	2,973	(820)	48	(26)
Change in Shares	15,429	8,758	12,463	6,586

See notes to financial statements.

17

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$39.52	0.19	(c)	2.65	2.84	(0.21)	(3.05)
Year Ended 10/31/18	$40.01	0.35	(c)	0.48	0.83	(0.33)	(0.99)
Year Ended 10/31/17	$33.82	0.22	(c)	6.53	6.75	(0.21)	(0.35)
Year Ended 10/31/16	$35.55	0.23	(c)	1.50	1.73	(0.22)	(3.24)
Year Ended 10/31/15	$37.01	0.44		3.07	3.51	(0.41)	(4.56)
Year Ended 10/31/14	$34.89	0.23		4.44	4.67	(0.22)	(2.33)
Class C
Six Months Ended 4/30/19 (unaudited)	$38.69	0.05	(c)	2.58	2.63	(0.07)	(3.05)
Year Ended 10/31/18	$39.22	0.03	(c)	0.46	0.49	(0.03)	(0.99)
Year Ended 10/31/17	$33.26	(0.09	)(c)	6.44	6.35	(0.04)	(0.35)
3/1/16(d) through 10/31/16	$29.08	(0.09	)(c)	4.37	4.28	(0.10)	—
Class I
Six Months Ended 4/30/19 (unaudited)	$39.55	0.25	(c)	2.64	2.89	(0.26)	(3.05)
Year Ended 10/31/18	$40.04	0.47	(c)	0.48	0.95	(0.45)	(0.99)
Year Ended 10/31/17	$33.83	0.32	(c)	6.56	6.88	(0.32)	(0.35)
Year Ended 10/31/16	$35.56	0.30	(c)	1.52	1.82	(0.31)	(3.24)
Year Ended 10/31/15	$37.01	0.56		3.08	3.64	(0.53)	(4.56)
Year Ended 10/31/14	$34.89	0.35		4.44	4.79	(0.34)	(2.33)
Class R
Six Months Ended 4/30/19 (unaudited)	$39.03	0.15	(c)	2.61	2.76	(0.17)	(3.05)
Year Ended 10/31/18	$39.54	0.26	(c)	0.48	0.74	(0.26)	(0.99)
Year Ended 10/31/17	$33.43	0.14	(c)	6.46	6.60	(0.14)	(0.35)
Year Ended 10/31/16	$35.18	0.17	(c)	1.48	1.65	(0.16)	(3.24)
Year Ended 10/31/15	$36.67	0.38		3.04	3.42	(0.35)	(4.56)
Year Ended 10/31/14	$34.60	0.16		4.40	4.56	(0.16)	(2.33)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Commencement of operations.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

18

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a)(e)
Victory Sycamore Established Value Fund
Class A
Six Months Ended 4/30/19 (unaudited)	(3.26)	$39.10	8.67%	0.93%	1.05%	0.93%	$1,944,536	16%
Year Ended 10/31/18	(1.32)	$39.52	2.01%	0.89%	0.85%	0.89%	$2,008,143	36%
Year Ended 10/31/17	(0.56)	$40.01	20.12%	0.90%	0.58%	0.90%	$2,386,049	32%
Year Ended 10/31/16	(3.46)	$33.82	5.80%	0.95%	0.69%	0.95%	$1,735,974	40%
Year Ended 10/31/15	(4.97)	$35.55	10.08%	0.99%	1.21%	0.99%	$1,076,956	58%
Year Ended 10/31/14	(2.55)	$37.01	13.97%	1.04%	0.63%	1.04%	$958,992	51%
Class C
Six Months Ended 4/30/19 (unaudited)	(3.12)	$38.20	8.26%	1.69%	0.29%	1.69%	$84,777	16%
Year Ended 10/31/18	(1.02)	$38.69	1.19%	1.68%	0.07%	1.68%	$90,128	36%
Year Ended 10/31/17	(0.39)	$39.22	19.20%	1.70%	(0.24)%	1.70%	$101,506	32%
3/1/16(d) through 10/31/16	(0.10)	$33.26	14.75%	1.80%	(0.40)%	1.80%	$25,146	40%
Class I
Six Months Ended 4/30/19 (unaudited)	(3.31)	$39.13	8.83%	0.61%	1.37%	0.61%	$3,412,402	16%
Year Ended 10/31/18	(1.44)	$39.55	2.30%	0.59%	1.14%	0.59%	$3,509,093	36%
Year Ended 10/31/17	(0.67)	$40.04	20.50%	0.62%	0.85%	0.62%	$5,263,053	32%
Year Ended 10/31/16	(3.55)	$33.83	6.08%	0.69%	0.91%	0.69%	$2,590,122	40%
Year Ended 10/31/15	(5.09)	$35.56	10.51%	0.63%	1.55%	0.63%	$761,549	58%
Year Ended 10/31/14	(2.67)	$37.01	14.38%	0.66%	0.99%	0.66%	$529,882	51%
Class R
Six Months Ended 4/30/19 (unaudited)	(3.22)	$38.57	8.56%	1.14%	0.84%	1.14%	$878,476	16%
Year Ended 10/31/18	(1.25)	$39.03	1.80%	1.10%	0.65%	1.10%	$897,277	36%
Year Ended 10/31/17	(0.49)	$39.54	19.89%	1.10%	0.38%	1.10%	$1,005,561	32%
Year Ended 10/31/16	(3.40)	$33.43	5.60%	1.13%	0.54%	1.13%	$784,442	40%
Year Ended 10/31/15	(4.91)	$35.18	9.91%	1.16%	1.05%	1.16%	$705,436	58%
Year Ended 10/31/14	(2.49)	$36.67	13.76%	1.20%	0.46%	1.20%	$675,421	51%

(continues on next page)

See notes to financial statements.

19

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class R6
Six Months Ended 4/30/19 (unaudited)	$39.55	0.26	(c)	2.64	2.90	(0.26)	(3.05)
Year Ended 10/31/18	$40.05	0.49	(c)	0.48	0.97	(0.48)	(0.99)
Year Ended 10/31/17	$33.85	0.35	(c)	6.54	6.89	(0.34)	(0.35)
Year Ended 10/31/16	$35.56	0.31	(c)	1.55	1.86	(0.33)	(3.24)
Year Ended 10/31/15	$37.02	0.55		3.08	3.63	(0.53)	(4.56)
3/4/14(d) through 10/31/14	$34.74	0.20		2.33	2.53	(0.25)	—
Class Y
Six Months Ended 4/30/19 (unaudited)	$39.54	0.25	(c)	2.65	2.90	(0.26)	(3.05)
Year Ended 10/31/18	$40.04	0.46	(c)	0.48	0.94	(0.45)	(0.99)
Year Ended 10/31/17	$33.83	0.31	(c)	6.57	6.88	(0.32)	(0.35)
Year Ended 10/31/16	$35.56	0.28	(c)	1.53	1.81	(0.30)	(3.24)
Year Ended 10/31/15	$37.02	0.49		3.08	3.57	(0.47)	(4.56)
Year Ended 10/31/14	$34.90	0.30		4.44	4.74	(0.29)	(2.33)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Commencement of operations.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

20

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets at End of Period (000's)	Portfolio Turnover(a)(e)
Victory Sycamore Established Value Fund
Class R6
Six Months Ended 4/30/19 (unaudited)	(3.31)	$39.14	8.86%	0.58%	1.39%	0.58%		$4,385,489	16%
Year Ended 10/31/18	(1.47)	$39.55	2.34%	0.57%	1.19%	0.57%		$3,822,378	36%
Year Ended 10/31/17	(0.69)	$40.05	20.54%	0.54%	0.91%	0.54%		$1,314,843	32%
Year Ended 10/31/16	(3.57)	$33.85	6.20%	0.59%	0.93%	0.59%		$458,750	40%
Year Ended 10/31/15	(5.09)	$35.56	10.48%	0.63%	1.47%	0.65	%(f)	$52,450	58%
3/4/14(d) through 10/31/14	(0.25)	$37.02	7.30%	0.64%	0.66%	0.91	%(f)	$24,880	51%
Class Y
Six Months Ended 4/30/19 (unaudited)	(3.31)	$39.13	8.85%	0.62%	1.35%	0.62%		$560,212	16%
Year Ended 10/31/18	(1.44)	$39.54	2.27%	0.62%	1.13%	0.62%		$448,543	36%
Year Ended 10/31/17	(0.67)	$40.04	20.51%	0.60%	0.81%	0.60%		$487,044	32%
Year Ended 10/31/16	(3.54)	$33.83	6.03%	0.72%	0.85%	0.72%		$50,765	40%
Year Ended 10/31/15	(5.03)	$35.56	10.27%	0.83%	1.36%	0.94	%(f)	$10,200	58%
Year Ended 10/31/14	(2.62)	$37.02	14.19%	0.83%	0.83%	0.87	%(f)	$7,516	51%

See notes to financial statements.

21

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended 4/30/19 (unaudited)	$45.91	0.13	(c)	3.00	3.13	(0.10)	(5.09)
Year Ended 10/31/18	$48.23	0.22	(c)	(0.09)	0.13	(0.21)	(2.24)
Year Ended 10/31/17	$39.74	0.11	(c)	10.44	10.55	(0.12)	(1.94)
Year Ended 10/31/16	$40.01	0.10	(c)	3.05	3.15	(0.05)	(3.37)
Year Ended 10/31/15	$42.01	0.03		1.60	1.63	—	(3.63)
Year Ended 10/31/14	$40.29	0.02		4.40	4.42	(0.01)	(2.69)
Class I
Six Months Ended 4/30/19 (unaudited)	$46.43	0.20	(c)	3.03	3.23	(0.26)	(5.09)
Year Ended 10/31/18	$48.75	0.37	(c)	(0.09)	0.28	(0.36)	(2.24)
Year Ended 10/31/17	$40.12	0.25	(c)	10.55	10.80	(0.23)	(1.94)
Year Ended 10/31/16	$40.37	0.21	(c)	3.08	3.29	(0.17)	(3.37)
Year Ended 10/31/15	$42.31	0.16		1.62	1.78	(0.09)	(3.63)
Year Ended 10/31/14	$40.56	0.16		4.43	4.59	(0.15)	(2.69)
Class R
Six Months Ended 4/30/19 (unaudited)	$43.13	0.08	(c)	2.78	2.86	(0.03)	(5.09)
Year Ended 10/31/18	$45.47	0.10	(c)	(0.08)	0.02	(0.12)	(2.24)
Year Ended 10/31/17	$37.59	0.01	(c)	9.86	9.87	(0.05)	(1.94)
Year Ended 10/31/16	$38.06	0.02	(c)	2.88	2.90	—	(3.37)
Year Ended 10/31/15	$40.21	(0.05)		1.53	1.48	—	(3.63)
Year Ended 10/31/14	$38.77	(0.09)		4.22	4.13	—	(2.69)
Class R6
Six Months Ended 4/30/19 (unaudited)	$46.38	0.21	(c)	3.03	3.24	(0.27)	(5.09)
Year Ended 10/31/18	$48.69	0.30	(c)	— (f)	0.30	(0.37)	(2.24)
Year Ended 10/31/17	$40.08	0.21	(c)	10.58	10.79	(0.24)	(1.94)
12/15/15(d) through 10/31/16	$38.97	0.13	(c)	4.54	4.67	(0.19)	(3.37)
Class Y
Six Months Ended 4/30/19 (unaudited)	$46.13	0.17	(c)	3.01	3.18	(0.19)	(5.09)
Year Ended 10/31/18	$48.33	0.29	(c)	(0.09)	0.20	(0.16)	(2.24)
Year Ended 10/31/17	$39.84	0.20	(c)	10.40	10.60	(0.17)	(1.94)
Year Ended 10/31/16	$40.10	0.13	(c)	3.07	3.20	(0.09)	(3.37)
Year Ended 10/31/15	$42.06	0.10		1.59	1.69	(0.02)	(3.63)
Year Ended 10/31/14	$40.36	0.12		4.36	4.48	(0.09)	(2.69)

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Commencement of operations.

See notes to financial statements.

22

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets
	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)		Net Assets at End of Period (000's)	Portfolio Turnover(a)(e)
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended 4/30/19 (unaudited)	(5.19)	$43.85	8.85%	1.26%	0.62%	1.26%		$484,811	13%
Year Ended 10/31/18	(2.45)	$45.91	0.17%	1.22%	0.46%	1.22%		$486,622	43%
Year Ended 10/31/17	(2.06)	$48.23	27.02%	1.23%	0.25%	1.23%		$603,851	36%
Year Ended 10/31/16	(3.42)	$39.74	8.66%	1.26%	0.25%	1.26%		$529,545	59%
Year Ended 10/31/15	(3.63)	$40.01	3.94%	1.30%	0.08%	1.30%		$437,280	53%
Year Ended 10/31/14	(2.70)	$42.01	11.29%	1.31%	0.06%	1.31%		$467,936	47%
Class I
Six Months Ended 4/30/19 (unaudited)	(5.35)	$44.31	9.04%	0.92%	0.95%	0.92%		$4,393,554	13%
Year Ended 10/31/18	(2.60)	$46.43	0.49%	0.88%	0.76%	0.88%		$4,127,411	43%
Year Ended 10/31/17	(2.17)	$48.75	27.44%	0.90%	0.56%	0.90%		$4,003,419	36%
Year Ended 10/31/16	(3.54)	$40.12	8.99%	0.96%	0.56%	0.96%		$2,428,803	59%
Year Ended 10/31/15	(3.72)	$40.37	4.30%	0.96%	0.40%	0.96%		$2,049,885	53%
Year Ended 10/31/14	(2.84)	$42.31	11.66%	0.98%	0.37%	0.98%		$1,568,121	47%
Class R
Six Months Ended 4/30/19 (unaudited)	(5.12)	$40.87	8.75%	1.46%	0.43%	1.46%		$292,821	13%
Year Ended 10/31/18	(2.36)	$43.13	(0.06)%	1.44%	0.23%	1.44%		$286,480	43%
Year Ended 10/31/17	(1.99)	$45.47	26.73%	1.45%	0.03%	1.45%		$333,944	36%
Year Ended 10/31/16	(3.37)	$37.59	8.42%	1.48%	0.05%	1.48%		$302,652	59%
Year Ended 10/31/15	(3.63)	$38.06	3.73%	1.52%	(0.13)%	1.52%		$274,917	53%
Year Ended 10/31/14	(2.69)	$40.21	10.97%	1.58%	(0.22)%	1.58%		$298,601	47%
Class R6
Six Months Ended 4/30/19 (unaudited)	(5.36)	$44.26	9.07%	0.87%	0.98%	0.87%		$238,783	13%
Year Ended 10/31/18	(2.61)	$46.38	0.52%	0.87%	0.62%	0.87%		$195,360	43%
Year Ended 10/31/17	(2.18)	$48.69	27.44%	0.90%	0.46%	0.90%		$85,307	36%
12/15/15(d) through 10/31/16	(3.56)	$40.08	12.86%	0.98%	0.39%	1.12	%(g)	$21,044	59%
Class Y
Six Months Ended 4/30/19 (unaudited)	(5.28)	$44.03	8.95%	1.09%	0.80%	1.09%		$33,241	13%
Year Ended 10/31/18	(2.40)	$46.13	0.33%	1.06%	0.61%	1.06%		$32,592	43%
Year Ended 10/31/17	(2.11)	$48.33	27.10%	1.15%	0.45%	1.25	%(g)	$35,416	36%
Year Ended 10/31/16	(3.46)	$39.84	8.79%	1.15%	0.34%	1.39	%(g)	$141,097	59%
Year Ended 10/31/15	(3.65)	$40.10	4.10%	1.15%	0.23%	1.33	%(g)	$76,761	53%
Year Ended 10/31/14	(2.78)	$42.06	11.45%	1.15%	0.06%	1.18	%(g)	$88,387	47%

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  Rounds to less than $0.005.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

23

Victory Portfolios	Notes to Financial Statements April 30, 2019

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)*	Investment Share Classes Offered
Victory Sycamore Established Value Fund	Sycamore Established Value Fund	A, C, I, R, R6 and Y
Victory Sycamore Small Company Opportunity Fund	Sycamore Small Company Opportunity Fund	A, I, R, R6 and Y

*  The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange) by only: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. and affiliated providers, and their family members.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange, or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of April 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
Sycamore Established Value Fund
Common Stocks	$10,825,425	$10,825,425
Exchange-Traded Funds	170,143	170,143
Collateral for Securities Loaned	144,593	144,593
Total	11,140,161	11,140,161
Sycamore Small Company Opportunity Fund
Common Stocks	5,285,837	5,285,837
Exchange-Traded Funds	76,102	76,102
Collateral for Securities Loaned	165,870	165,870
Total	5,527,809	5,527,809

For the six months ended April 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of April 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received	<30Days	Between 30 & 90 Days	>90 Days	Net Amount
Sycamore Established Value Fund	$142,351	$144,593	$—	$—	$—	$2,242
Sycamore Small Company Opportunity Fund	161,326	165,870	—	—	—	4,544

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for the Sycamore Established Value Fund. Dividends from net investment income, if any, are declared and paid annually for the Sycamore Small Company Opportunity Fund. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

27

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended April 30, 2019, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2019 were as follows (amounts in thousands):

	Purchases	Sales
Sycamore Established Value Fund	$1,640,302	$2,020,336
Sycamore Small Company Opportunity Fund	658,840	630,948

For the six months ended April 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Tier Rate
Sycamore Established Value Fund
Up to $100 million	0.65%
$100 million — $200 million	0.55%
Over $200 million	0.45%
Sycamore Small Company Opportunity Fund
Up to $500 million	0.85%
Over $500 million	0.75%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the " Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Victory Funds Complex compensates the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended April 30, 2019, the Distributor received approximately $15 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limit. As of April 30, 2019, the expense limits are as follows:

	In effect November 1, 2018 until February 29, 2020
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
Sycamore Established Value Fund	N/A	1.84%	N/A	N/A	N/A	N/A
Sycamore Small Company Opportunity Fund	N/A	N/A	N/A	N/A	N/A	1.15%

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of April 30, 2019, the following amounts are available to be repaid to the Adviser (amounts in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

	Expires 10/31/19	Expires 10/31/20	Expires 10/31/21	Expires 10/31/22	Total
Sycamore Small Company Opportunity Fund	$231	$79	$—	$—	$310

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2019.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The current agreement was amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended April 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest charged to each Fund during the period is presented on the Statements of Operations under line of credit fees.

The Funds did not utilize the Line of credit during the period ended April 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are

30

Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

  (Unaudited)

allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period is presented on the Statements of Operations under Interest expense on Interfund lending. As a Lender, interest earned by each Fund during the period is presented on the Statements of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2019 were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2019	Average Lending*	Days Lending Outstanding	Average Interest Rate	Maximum Lending During the Period
Sycamore Established Value Fund	Lender	$—	$5,282	61	3.03%	$50,487
Sycamore Small Company Opportunity Fund	Lender	—	606	9	2.84%	1,331

*  For the six months ended April 30, 2019, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid during the tax year ended, was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Year Ended October 31, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Sycamore Established Value Fund	$169,596	$201,875	$371,471	$371,471
Sycamore Small Company Opportunity Fund	79,382	190,439	269,821	269,821

During the most recent tax year ended October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Sycamore Established Value Fund	$81,366	$756,969	$838,335	$—	$—	$1,018,353	$1,856,688
Sycamore Small Company Opportunity Fund	121,106	454,531	575,637	—	—	450,560	1,026,197

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2018, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2018 and specified losses incurred after October 31, 2018. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

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Victory Portfolios	Notes to Financial Statements — continued April 30, 2019

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At April 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Sycamore Established Value Fund	$9,353,155	$2,031,160	$(244,154)	$1,787,006
Sycamore Small Company Opportunity Fund	4,717,887	980,255	(170,333)	809,922

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. Transactions in affiliated securities during the six months ended April 30, 2019 were as follows (amounts in thousands):

	Fair Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value April 30, 2019	Dividend Income
Sycamore Small Company Opportunity Fund
ADTRAN, Inc.	$34,831	$—	$—	$—	$9,589	$44,420	$233
Alamo Group, Inc.	54,805	825	—	—	11,668	67,298	156
AngioDynamics Inc.	27,301	37,246	—	—	(1,727)	62,820	—
Hanger Inc.	20,595	19,152	—	—	1,441	41,188	—
MYR Group, Inc.	41,816	1,211	(6,132)	203	3,551	40,649	—
Orion Engineered	50,472	23,012	—	—	(13,003)	60,481	957
The Andersons, Inc.	73,439	3,994	—	—	(6,753)	70,680	735
Unifi, Inc.	29,823	—	—	—	(3,504)	26,319	—
Total	$333,082	$85,440	$(6,132)	$203	$1,262	$413,855	$2,081

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

32

Victory Portfolios	Supplemental Information April 30, 2019

  (Unaudited)

Change in Independent Registered Public Accounting Firm:

On August 29, 2018, the Board of Trustees appointed, upon recommendation of the Audit Committee, Cohen & Company, Ltd ("Cohen") as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2019. Cohen, located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for other Victory Funds and VictoryShares ETFs.

Ernst & Young, LLP ("EY") resigned as the independent registered public accounting firm of the Trust on September 6, 2018, subsequent to notification from the Audit Committee on August 29, 2018. EY's report on the financial statements of the Trust for the past three fiscal years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's three most recent fiscal years and through September 6, 2018, there were no (1) disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to EY's satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) "reportable events," as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Trustee and Officer Information Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Nigel D. T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 11/1/18	Actual Ending Account Value 4/30/19	Hypothetical Ending Account Value 4/30/19	Actual Expenses Paid During Period 11/1/18- 4/30/19*	Hypothetical Expenses Paid During Period 11/1/18- 4/30/19*	Annualized Expense Ratio During Period 11/1/18- 4/30/19
Sycamore Established Value Fund
Class A Shares	$1,000.00	$1,086.70	$1,020.18	$4.81	$4.66	0.93%
Class C Shares	1,000.00	1,082.60	1,016.41	8.73	8.45	1.69%
Class I Shares	1,000.00	1,088.30	1,021.77	3.16	3.06	0.61%
Class R Shares	1,000.00	1,085.60	1,019.14	5.90	5.71	1.14%
Class R6 Shares	1,000.00	1,088.60	1,021.92	3.00	2.91	0.58%
Class Y Shares	1,000.00	1,088.50	1,021.72	3.21	3.11	0.62%
Sycamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,088.50	1,018.55	6.52	6.31	1.26%
Class I Shares	1,000.00	1,090.40	1,020.23	4.77	4.61	0.92%
Class R Shares	1,000.00	1,087.50	1,017.55	7.56	7.30	1.46%
Class R6 Shares	1,000.00	1,090.70	1,020.48	4.51	4.36	0.87%
Class Y Shares	1,000.00	1,089.50	1,019.39	5.65	5.46	1.09%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2018. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 23, 2018. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant, and a peer group of funds with similar investment strategies selected by that independent consultant from the universe. The Board reviewed the factors and methodology used by the independent consultant in the selection of each Fund's peer group, including the independent consultant's selection of a broad universe of funds using the standard retail Morningstar categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the independent consultant's methodology as compared to the prior year, including as a result of input from the Adviser, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board

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also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Sycamore Established Value Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund:

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

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•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SMF-SEMI  (4/19)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Change in the registrant’s independent public accountant is attached hereto.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*		/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	June 25, 2019

By (Signature and Title)*		/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 25, 2019